UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Annual Report to Shareholders for the period ended December 31, 2004 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Annual Report
December 31, 2004

Timothy Plan Family of Funds:

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Fixed Income Fund

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

Patriot Fund

LETTER FROM THE PRESIDENT

December 31, 2004

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

I remember my dad once telling me that, as you get older, time speeds up. Although logic would explain that there are still 24 hours in a day and 365 days in a year, I’m beginning to think that dad was right. Even though the year 2004 was a leap year with 366 days, it seemed a lot shorter than 2003 which seemed a lot shorter than 2002, etc.

As usual, I will leave specific market comments to our various sub-advisors. However, from my perspective, our overall performance in 2004 was respectable. Although not as good as 2003, it was a whole lot better than 2002, 2001, and 2000 – the years the market experienced some serious correction. And, for what it’s worth, I have a feeling that 2005 – even with its rough start – could prove to be mildly positive. Of course, in this industry, we cannot (and must not) ever make any guarantees of that fact.

We continue to have confidence in our various sub-advisor money managers although we do plan to recommend one change in 2005. While performance will vary from year to year, we believe that good money managers will produce competitive returns over full market cycles. Our commitment to our shareholders continues to be that we take our role as managers of our managers very seriously.

In another vein, I am pleased to report that our mission continues to be on track. The Biblical Stewardship Seminar Series that we launched last year is beginning to have an impact. We have trained nearly 200 Christian financial planners and 50 ministry leaders to date and have certified them to teach this program in the churches and ministries in their respective communities or circles of influence. Once again, if any of you have an interest in having this seminar series presented to your church or ministry, please call us at 1-800-846-7526 or email us at info@timothyplan.com.

Thanks again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Letter From The President [1]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN SMALL CAP VALUE FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Small Cap Value Fund – Class A (a) (With sales charge)	5.74%	7.65%	7.07%
Russell 2000 Index (a)	18.33%	6.60%	10.12%
Timothy Small Cap Value Fund – Class B (b) (With CDSC)	5.17%	7.85%	7.42%
Russell 2000 Index (b)	18.33%	6.60%	9.91%
Timothy Small Cap Value Fund – Class C (c) (With CDSC)	N/A	N/A	7.56%
Russell 2000 Index (c)	18.33%	6.60%	14.83%

(a)	For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Small Cap Value Fund A

vs Russell 2000 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2004. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [2]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN SMALL CAP VALUE FUND

Timothy Small Cap Value Fund B

vs Russell 2000 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2004. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [3]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid- Cap Value Fund – Class A (a) (With sales charge)	3.04%	4.57%	3.64%
S&P 500 Index (a)	10.88%	-2.30%	-1.11%
Timothy Large/Mid- Cap Value Fund – Class B (b) (With CDSC)	2.59%	5.10%	3.67%
S&P 500 Index (b)	10.88%	-2.30%	-1.26%
Timothy Large/Mid- Cap Value Fund – Class C (c) (With CDSC)	N/A	N/A	9.88%
S&P 500 Index (c)	N/A	N/A	9.34%

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Large/Mid-Cap Value Fund A

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [4]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Timothy Large/Mid-Cap Value Fund B

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [5]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN FIXED INCOME FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Fixed Income Fund – Class A (a) (With sales charge)	-0.96%	4.68%	4.16%
Dow Jones Bond Index (a)	6.25%	9.37%	8.59%
Salomon Brothers Broad Investment Grade Index (a)	4.48%	7.73%	7.29%
Timothy Fixed Income Fund – Class B (b) (With CDSC)	-2.56%	4.41%	4.13%
Dow Jones Bond Index (b)	6.25%	9.37%	9.11%
Salomon Brothers Broad Investment Grade Index (b)	4.48%	7.73%	7.29%
Timothy Fixed Income Fund – Class C (c) (With CDSC)	N/A	N/A	1.20%
Dow Jones Bond Index (c)	N/A	N/A	N/A
Salomon Brothers Broad Investment Grade Index (c)	N/A	N/A	N/A

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Fixed Income Fund A

vs Dow Jones Bond Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2004. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [6]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN FIXED INCOME FUND

Timothy Fixed Income Fund B

vs Dow Jones Bond Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2004. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [7]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Aggressive Growth Fund – Class A (a) (With sales charge)	3.87%	N/A	-9.39%
Russell Mid Cap Growth Index (a)	15.48%	N/A	-5.61%
Timothy Aggressive Growth Fund – Class B (b) (With CDSC)	3.44%	N/A	-9.35%
Russell Mid Cap Growth Index (b)	15.48%	N/A	-5.19%
Timothy Aggressive Growth Fund – Class C (c) (With CDSC)	N/A	N/A	7.62%
Russell Mid Cap Growth Index (c)	N/A	N/A	13.11%

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Aggressive Growth Fund A

vs Russell Mid-Cap Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid Cap Growth Index on October 5, 2000 and held through December 31, 2004. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [8]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Timothy Aggressive Growth Fund B

vs Russell Mid-Cap Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell Mid Cap Growth Index on October 9, 2000 and held through December 31, 2004. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [9]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Growth Fund – Class A (a) (With sales charge)	2.74%	N/A	-10.20%
Russell 1000 Growth Index (a)	6.30%	N/A	-10.14%
Timothy Large/Mid Cap Growth Fund – Class B (b) (With CDSC)	2.24%	N/A	-10.12%
Russell 1000 Growth Index (b)	6.30%	N/A	-9.57%
Timothy Large/Mid Cap Growth Fund – Class C (c) (With CDSC)	N/A	N/A	4.15%
Russell 1000 Growth Index (c)	N/A	N/A	4.16%

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Large/Mid-Cap Growth Fund A

vs Russell 1000 Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2004. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [10]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

Timothy Large/Mid-Cap Growth Fund B

vs Russell 1000 Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 1000 Growth Index on October 9, 2000 and held through December 31, 2004. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [11]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Strategic Growth Fund – Class A (a) (With sales charge)	2.42%	N/A	-4.28%
S&P 500 Index (a)	10.88%	N/A	-2.39%
Timothy Strategic Growth Fund – Class B (b) (With CDSC)	2.02%	N/A	-4.18%
S&P 500 Index (b)	10.88%	N/A	-1.83%
Timothy Strategic Growth Fund – Class C (c) (With CDSC)	N/A	N/A	-7.54%
S&P 500 Index (c)	N/A	N/A	9.34%

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Strategic Growth Fund A

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [12]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH FUND

Timothy Strategic Growth Fund B

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [13]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Conservative Growth Fund – Class A (a) (With sales charge)	0.83%	N/A	-0.12%
S&P 500 Index (a)	10.88%	N/A	-2.39%
Timothy Conservative Growth Fund – Class B (b) (With CDSC)	0.43%	N/A	-0.08%
S&P 500 Index (b)	10.88%	N/A	-1.83%
Timothy Conservative Growth Fund – Class C (c) (With CDSC)	N/A	N/A	4.17%
S&P 500 Index (c)	N/A	N/A	9.34%

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2004.
(c)	For the period February 2, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Conservative Growth Fund A

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [14]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Timothy Conservative Growth Fund B

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [15]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN PATRIOT FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Patriot Fund – Class A (a) (With sales charge)	N/A	N/A	-0.12%
S&P 500 Index (a)	N/A	N/A	-2.39%
Timothy Patriot Growth Fund – Class C (b) (With CDSC)	N/A	N/A	4.17%
S&P 500 Index (b)	N/A	N/A	9.34%

(a)	For the period May 1, 2004 (commencement of investment in accordance with objective) to December 31, 2004.
(b)	For the period May 1, 2004 (commencement of investment in accordance with objective) to December 31, 2004.

Timothy Patriot Fund A

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on May 1, 2004 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [16]

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN PATRIOT FUND

Timothy Patriot Fund C

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on May 1, 2004 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [17]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [18]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI 48412	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [19]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO 80904	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [20]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	11

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	11

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024	Trustee	Trustee from 2005, new as of 2/25/2005	11

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [21]

LETTER FROM THE MANAGER

December 31, 2004

SMALL CAP VALUE FUND

For the year ending December 31, 2004, the Timothy Plan Small Cap Value Fund returned 11.60% versus 18.33% for the Russell 2000. The Fund trailed the Russell because of the quality and valuation standards maintained by Awad; if we had relaxed these constraints we might have done better but this would not have been the right long-term decision. Awad’s focus is on risk-adjusted returns.

The stocks that had a positive effect on returns were: Brinks, Swift Energy, Champion Enterprises, InfoUSA and Stage Stores. The stocks that had a negative effect on returns were: Startek, Sourcecorp, Axcelis, K-V Pharmaceutical and MCG Capital.

All is well that ends well! After a frustrating start, 2004 ended with a sprint, creating the probability that 2005 will get off to a good start. The markets are being supported by economic growth, profit growth, takeovers and tolerable levels of inflation and interest rates.

Conversely, some resistance is being applied by volatile energy prices, dollar instability, geopolitical tension and slight cyclical upticks in interest rates. Balancing out these facts leaves investors with a “glass-is-half-full” mindset, leading to a reasonable upward bias for equity prices as we close out 2004 and begin 2005. The momentum of growth in profits is likely to lead to continued gains in prices in early 2005. Lurking in the background, though, are the structural issues regarding the trade deficit, the federal deficit and the demographic issues surrounding Social Security and Medicare. Any remedy to these issues require a combination of tax increases and spending cuts, both of which are concretionary to the economy.

The financial markets will be watching closely to see if the Administration is willing to take credible action to address these issues and the report card will be the dollar. If the Administration acts credibly, we could have a mutli-year bull market. If the Administration does not act credibly, financial assets will react with skepticism. We will be reporting to you on these issues during 2005.

Meanwhile, we believe reasonably priced small cap equities with good growth prospects should provide good absolute and relative returns in 2005, just as they have for the past several years. In our view, investors will continue to gravitate towards securities which show earnings growth and are selling at reasonable valuations – characteristics which have been more often found in the small cap arena in recent years. Examples of new positions we have established which we believe meet these criteria are URS Corp. (design engineering), Dendrite International (cost saving software for the pharmaceutical industry and Sirva (relocation services). All are solid growing companies selling at attractive valuations and not well followed by Wall Street.

When investors hold strategically attractive companies, sometimes they are rewarded by having the companies taken over, as happened with Awad’s holdings in Barra, Allstream, Inversek and Sola during 2004. This is a distinctive plus for those who invest intelligently in the small cap arena.

Awad Asset Management finished 2004 with record assets under management. We will return your confidence with greater than ever effort. We look forward to doing well for the Timothy Plan in 2005.

James D. Awad

Chairman, Awad Asset Management

Letter From The Manager [22]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE:

Top Ten Holdings
(% of Net Assets)

URS Corp.	3.80%
UNOVA, Inc.	3.68%
Stage Stores, Inc.	3.65%
CBRL Group	3.50%
Interactive Data Corp.	3.47%
Spartech Corp.	3.47%
KV Pharmaceutical Co.	3.43%
CommScope, Inc.	3.37%
John Wiley & Sons, Inc.	3.30%
PMI Group, Inc.	3.23%

34.90%

Industries
(% of Net Assets)

Industrial	19.86%
Consumer, Cyclical	18.31%
Consumer, Non-cyclical	17.93%
Financial	16.27%
Technology	8.45%
Communications	7.54%
Energy	7.11%
Basic Materials	3.47%
Other Assets less Liabilities, Net	1.06%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [23]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,034.30	$7.72
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.55	7.66

Actual - Class B	$1,000.00	$1,030.70	$11.49
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.83	11.39

Actual - Class C	$1,000.00	$1,030.70	$11.49
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.83	11.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.51% for Class A, 2.25% for Class B, and 2.25% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.43% for Class A, 3.07% for Class B, and 3.07% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [24]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.94%

number of shares		market value
	AUTOMOBILE & TRUCK PARTS - 2.16%
64,500	Adesa, Inc.	$1,368,690

	BALL & ROLLER BEARINGS - 3.08%
59,100	Kaydon Corp.	1,951,482

	BUILDING - MOBILE HOME MANUFACTURED HOUSING - 2.93%
157,000	Champion Enterprises, Inc.*	1,855,740

	CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 2.28%
55,700	NCO Group, Inc.*	1,439,845

	DIVERSIFIED HOLDINGS - 2.38%
163,000	Quanta Capital Holdings, Ltd.*	1,502,860

	DIVERSIFIED MANUFACTURING - 3.10%
111,000	Federal Signal Corp.	1,960,260

	FINANCIAL SERVICES - 1.50%
45,000	MoneyGram International, Inc.	951,300

	INDUSTRIAL AUTOMATION/ROBOTICS - 3.68%
92,100	UNOVA, Inc.*	2,329,209

	INVESTMENT COMPANIES - 2.84%
105,000	MCG Capital Corp.	1,798,650

	MISCELLANEOUS CAPITAL GOODS - 0.80%
25,000	Lennox International, Inc.	508,750

	MISCELLANEOUS PLASTIC PRODUCTS - 3.47%
81,000	Spartech Corp.	2,194,290

	OIL & GAS OPERATIONS - 7.11%
78,000	Comstock Resources, Inc.*	1,719,900
50,000	Energy Partners, Ltd.*	1,013,500
61,000	Swift Energy Co.*	1,765,340

		4,498,740

	PHARMACEUTICAL PREPARATIONS - 3.43%
98,300	K-V Pharmaceutical Co. - Class A*	2,167,515

	PUBLISHING - 6.77%
101,000	Interactive Data Corp.*	2,195,740
60,000	John Wiley & Sons, Inc. - Class A	2,090,400

		4,286,140

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [25]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.94% (cont.)

number of shares		market value
	REAL ESTATE - OPERATIONS - 3.49%
155,000	Aames Investment Corp.	$1,644,550
40,000	Sunterra Corp.*	561,600

		2,206,150

	REIT - HOTELS - 2.35%
132,500	Highland Hospitality Corp.	1,489,300

	RETAIL - FAMILY CLOTHING STORES - 3.66%
55,700	Stage Stores, Inc.*	2,312,664

	RETAIL - RESTAURANTS - 3.51%
53,000	CBRL Group, Inc.	2,218,050

	SERVICES - BUSINESS SERVICES - 6.60%
35,040	Charles River Laboratories, Inc.*	1,612,191
53,900	Sourcecorp, Inc.*	1,030,029
54,000	Startek, Inc.	1,536,300

		4,178,520

	SERVICES - DATA PROCESSING - 2.97%
168,000	infoUSA, Inc.	1,879,920

	SERVICES - DIVERSIFIED/COMMERCIAL - 3.10%
49,700	The Brink’s Co.	1,964,144

	SERVICES - ENGINEERING - 3.80%
75,000	URS Corp.*	2,407,500

	SOFTWARE & PROGRAMMING - 2.21%
72,000	Dendrite International, Inc.*	1,396,800

	SPECIAL INDUSTRY MACHINERY - 1.77%
138,000	Axcelis Technologies, Inc.*	1,121,940

	SPECIALTY STORES - 4.75%
48,500	Sonic Automotive, Inc.	1,202,800
61,000	United Auto Group, Inc.	1,804,990

		3,007,790

	STATE COMMERCIAL BANKS - 2.87%
63,000	North Fork Bancorp, Inc.	1,817,550

	TECHNOLOGY DISTRIBUTION - 2.58%
36,000	Tech Data Corp.*	1,634,400

	TELECOMMUNICATIONS EQUIPMENT - 3.37%
113,000	CommScope, Inc.*	2,135,700

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [26]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.94% (cont.)

number of shares		market value
	TELECOMMUNICATIONS SERVICES - 0.87%
13,372	Manitoba Telecome Services, Inc.	$548,279

	THRIFTS & MORTGAGE FINANCE - 3.23%
49,000	The PMI Group, Inc.	2,045,750

	TRANSPORTATION - TRUCKING - 2.28%
75,000	Sirva, Inc.*	1,441,500

	Total Common Stocks (cost $49,786,569)	62,619,428

SHORT-TERM INVESTMENTS - 4.21%

number of shares		market value
2,661,608	First American Treasury Obligations Fund Class A	$2,661,608

	Total Short-Term Investments (cost $2,661,608)	2,661,608

	TOTAL INVESTMENTS - 103.15% (identified cost $52,448,177)	65,281,036

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.15%)	(1,991,350)

	NET ASSETS - 100.00%	$63,289,686

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [27]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

amount
Investments in Securities at Value (identified cost $52,448,177) [NOTE 1]	$65,281,036
Receivables:
Interest	2,236
Dividends	124,029
Fund Shares Sold	122,062
Prepaid expenses	4,560

Total Assets	$65,533,923

LIABILITIES

amount
Accrued Advisory Fees	$43,365
Accrued 12b-1 Fees Class A	8,643
Accrued 12b-1 Fees Class B	15,366
Accrued 12b-1 Fees Class C	1,079
Payable for Fund Shares Redeemed	37,184
Payable for Capital Gains Distributed	2,098,740
Accrued Expenses	39,860

Total Liabilities	$2,244,237

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,728,384 shares outstanding)	$42,542,477
Net Asset Value and Redemption Price Per Class A Share ($42,542,477 / 2,728,384 shares)	$15.59
Offering Price Per Share ($15.59 / 0.9475)	$16.45
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,330,722 shares outstanding)	$19,305,707
Net Asset Value and Offering Price Per Class B Share ($19,305,707 / 1,330,722 shares)	$14.51
Maximum Redemption Price Per Class B Share ($14.51 x 0.95)	$13.78
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 99,105 shares outstanding)	$1,441,502
Net Asset Value and Offering Price Per Class C Share ($1,441,502 / 99,105 shares)	$14.55
Maximum Redemption Price Per Class C Share ($14.55 x 0.99)	$14.40

Net Assets	$63,289,686

SOURCES OF NET ASSETS

amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$50,441,456
Accumulated Net Realized Gain on Investments	15,371
Net Unrealized Appreciation in Value of Investments	12,832,859

Net Assets	$63,289,686

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [28]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME

amount
Interest	$15,220
Dividends	675,624

Total Investment Income	690,844

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	492,033
Fund Accounting, Transfer Agency, & Administration Fees	130,882
12b-1 Fees (Class A = $95,999, Class B =$142,070, Class C=$4,079) [NOTE 3]	242,148
Service Fees (Class B =$47,357, Class C=$1,360) [NOTE 3]	48,717
Auditing Fees	16,619
Insurance Expense	5,053
Legal Expense	11,347
Registration Fees	12,782
Custodian Fees	10,159
Printing Expense	8,737
Miscellaneous Expense	28,735

Total Net Expenses	1,007,212

Net Investment Loss	(316,368)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	6,384,899
Change in Unrealized Appreciation of Investments	324,071

Net Realized and Unrealized Gain on Investments	6,708,970

Increase in Net Assets Resulting from Operations	$6,392,602

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [29]

SMALL-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(316,368)	$(361,353)
Net Change in Unrealized Appreciation of Investments	324,071	14,360,903
Net Realized Gain on Investments	6,384,899	404,190

Increase in Net Assets (resulting from operations)	6,392,602	14,403,740

Distributions to Shareholders From:
Net Capital Gains:
Class A	(4,258,469)	—
Class B	(1,991,237)	—
Class C	(146,897)	—

Total Distributions	(6,396,603)	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	10,647,610	5,160,950
Class B	1,071,107	1,586,031
Class C	1,368,600	—
Dividends Reinvested:
Class A	2,329,931	—
Class B	1,823,234	—
Class C	144,696	—
Cost of Shares Redeemed:
Class A	(4,733,101)	(2,831,326)
Class B	(2,254,072)	(2,509,798)
Class C	(26,833)	—

Increase in Net Assets (resulting from capital share transactions)	10,371,172	1,405,857

Total Increase in Net Assets	10,367,171	15,809,597

Net Assets:
Beginning of Year	52,922,515	37,112,918

End of Year	$63,289,686	$52,922,515

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	663,367	413,932
Class B	70,431	134,512
Class C	90,914	—
Shares Reinvested:
Class A	149,450	—
Class B	125,740	—
Class C	9,952	—
Shares Redeemed:
Class A	(296,635)	(233,248)
Class B	(149,763)	(220,892)
Class C	(1,761)	—

Net Increase in Number of Shares Outstanding	661,695	94,304

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [30]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$15.45	$11.13	$13.79	$12.61	$12.26

Income from Investment Operations:
Net Investment Loss	(0.04)	(0.07)	(0.05)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.83	4.39	(2.60)	1.30	1.43

Total from Investment Operations	1.79	4.32	(2.65)	1.21	1.38

Less Distributions:
Dividends from Realized Gains	(1.65)	—	(0.01)	(0.03)	(1.03)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(1.65)	—	(0.01)	(0.03)	(1.03)

Net Asset Value at End of Year	$15.59	$15.45	$11.13	$13.79	$12.61

Total Return (A)	11.60%	38.81%	(19.25)%	9.66%	11.23%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$42,542	$34,185	$22,603	$21,632	$15,217

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.48%	1.71%	1.75%	1.89%	1.97%
After Reimbursement of Expenses by Advisor	1.48%	1.71%	1.75%	1.89%	1.76%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.30)%	(0.55)%	(0.46)%	(0.80)%	(0.48)%
After Reimbursement of Expenses by Advisor	(0.30)%	(0.55)%	(0.46)%	(0.80)%	(0.27)%

Portfolio Turnover	57.59%	47.99%	66.95%	61.41%	99.17%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [31]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.59	$10.59	$13.22	$12.19	$11.88

Income from Investment Operations:
Net Investment Loss	(0.15)	(0.16)	(0.14)	(0.22)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	1.72	4.16	(2.48)	1.28	1.39

Total from Investment Operations	1.57	4.00	(2.62)	1.06	1.29

Less Distributions:
Dividends from Realized Gains	(1.65)	—	(0.01)	(0.03)	(0.98)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(1.65)	—	(0.01)	(0.03)	(0.98)

Net Asset Value at End of Year	$14.51	$14.59	$10.59	$13.22	$12.19

Total Return (A)	10.78%	37.77%	(19.85)%	8.77%	10.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$19,306	$18,738	$14,509	$17,651	$16,631

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.23%	2.47%	2.49%	2.72%	2.72%
After Reimbursement of Expenses by Advisor	2.23%	2.47%	2.49%	2.72%	2.51%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.05)%	(1.39)%	(1.12)%	(1.78)%	(1.23)%
After Reimbursement of Expenses by Advisor	(1.05)%	(1.39)%	(1.12)%	(1.78)%	(1.02)%

Portfolio Turnover	57.59%	47.99%	66.95%	61.41%	99.17%

(A)	Total Return Calculation Does Not Reflect Sales Load.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [32]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS C SHARES

	period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$15.00

Income from Investment Operations:
Net Investment Loss	(0.05)
Net Realized and Unrealized Gain on Investments	1.25

Total from Investment Operations	1.20

Less Distributions:
Dividends from Realized Gains	(1.65)
Dividends from Net Investment Income	—

Total Distributions	(1.65)

Net Asset Value at End of Period	$14.55

Total Return (A) (B)	8.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.23	%(C)
After Reimbursement of Expenses by Advisor	2.23	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.05	)%(C)
After Reimbursement of Expenses by Advisor	(1.05	)%(C)

Portfolio Turnover	57.59%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For the Period February 3, 2004 (Commencement of Operations) to December 31, 2004

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [33]

LETTER FROM THE MANAGER

December 31, 2004

LARGE/MID CAP VALUE FUND

After an extraordinary performance in the last quarter of 2003, the stock market moved at a more sustainable pace of gains in the first quarter of 2004. Across the capitalization spectrum, value stocks outperformed growth stocks for the quarter as well as the trailing 12 month period.

After modest gains in the first quarter of 2004, the second quarter initially witnessed an equity price correction followed by a rally to finish the quarter slightly higher. During the quarter, investors clearly struggled with the uncertainty of the current investment climate, which included the most telegraphed rate increase in history. The question was not if rates would rise, but by how much and how fast? Determined to keep a “measured pace”, the Fed’s initial move was to tighten the Fed Funds rate by ¼ point in late June.

The growth rate of earnings slowed in the third quarter, and the markets reacted predictably, with modest losses for the broad market indices and slight gains for the value indices. Below the surface, however, many divergent crosscurrents became apparent; most notably, defensive sectors such as Consumer Staples and Healthcare still failed to react to this slower earnings environment.

After a flat start to the quarter in October, the markets surged in response to the election results as well as a retreat in energy prices. In fact, the strong upward move in November and December accounted for the entire quarter’s performance, and indeed the entire year’s performance.

While we believe the removal of election uncertainty was important for the market, we remain cautious about extrapolating the recent gains into 2005. Likewise, the benefits from the significant decline in energy prices may be temporary as well, as energy prices remain high historically. In short, we are appreciative of the euphoric markets, but we are not intoxicated by them.

As might be expected in such a strong market move, our more conservatively managed large/mid capitalization portfolio underperformed the S&P500 Index during the last quarter. This can be attributed, in part, to our overweight position in Energy and our underweight in Technology.

On the economic front, overall U.S. growth continued at an above-trend pace. Payrolls picked up, albeit inconsistently; inflation increased, although still well contained; and the Federal Reserve continued its “measured” pace of interest rate hikes. These hikes in short-term interest rates led to further flattening of the yield curve as investors remain generally unconcerned about the impact of inflationary forces on longer-term maturities.

In summary, we believe earnings will continue to grow, but at a slower and more sustainable pace than was achieved in 2004. High energy prices and still rising healthcare costs continue to create headwinds for corporate America, while consumer spending will likely slow as income growth is partially offset by the effect of higher interest rates and a decline in fiscal stimulus. A slowing growth environment, combined with equity valuations that remain high by historical standards, support a more defensive posture with an emphasis on higher quality equities. While we admit we have been somewhat early in this regard, we continue to believe that the market will rotate towards stronger balance sheets, lower valuations, and more sustainable earnings growth. This should serve us well as it has over the long-run.

Fox Asset Management LLC

Letter From The Manager [34]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)

International Rectifier Corp.	3.99%	Industrial	20.12%
CVS Corp.	3.57%	Energy	14.23%
Dean Foods Co.	3.50%	Financial	13.05%
Union Pacific Corp.	3.47%	Consumer, Non-cyclical	12.71%
Apache Corp.	3.24%	Consumer, Cyclical	11.54%
Ingersoll-Rand Co.	3.22%	Basic Materials	8.50%
Masco Corp.	3.08%	Utilities	7.23%
Mack-Cali Reality	3.04%	Technology	5.90%
BJ’s Wholesale Club, Inc.	3.03%	Other Assets less Liabilities, Net	6.72%
PartnerRe Ltd.	3.01%

	33.15%		100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [35]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,052.30	$8.15
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.19	8.01

Actual - Class B	$1,000.00	$1,048.00	$11.99
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.42	11.79

Actual - Class C	$1,000.00	$1,047.90	$11.99
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.42	11.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.58% for Class A, 2.33% for Class B, and 2.33% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.23% for Class A, 4.80% for Class B, and 4.79% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [36]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 93.28%

number of shares		market value
	COATINGS/PAINT - 2.18%
55,500	RPM International, Inc.	$1,091,130

	CRUDE PETROLEUM & NATURAL GAS - 8.90%
21,400	Anadarko Petroleum Corp.	1,386,934
32,000	Apache Corp.	1,618,240
37,000	Devon Energy Corp.	1,440,040

		4,445,214

	DRUG DISTRIBUTION - 2.23%
19,000	AmerisourceBergen Corp.	1,114,920

	ELECTRIC LIGHTING & WIRING EQUIPMENT - 1.77%
13,000	Cooper Industries, Inc. - Class A	882,570

	ELECTRIC SERVICES - 1.93%
28,000	American Electric Power Co., Inc.	961,520

	ELECTRONIC COMPONENT-SEMICONDUCTOR - 3.99%
44,700	International Rectifer Corp.*	1,992,279

	FINANCIAL SERVICES - 2.98%
14,200	Countrywide Financial Corp.	525,542
28,000	IndyMac Bancorp, Inc.	964,600

		1,490,142

	FOOD - 3.50%
53,000	Dean Foods Co.*	1,746,350

	FURNITURE & FIXTURES - 3.08%
42,100	Masco Corp.	1,537,913

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.22%
20,000	Ingersoll-Rand Company Ltd.	1,606,000

	INSURANCE - PROPERTY & CASUALTY - 3.01%
24,300	PartnerRe Ltd.	1,505,142

	MEDICAL - HOSPITALS - 4.46%
35,000	Community Health Care*	975,800

55,000	Health Management Associates, Inc.	1,249,600

		2,225,400

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [37]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 93.28% (Cont.)

number of shares		market value
	METAL MINING - 4.92%
9,000	Rio Tinto Plc (A)	$1,072,890
44,000	Alcoa, Inc.	1,382,480

		2,455,370

	MISCELLANEOUS CHEMICAL PRODUCTS - 1.39%
18,000	Cabot Corp.	696,240

	MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.03%
12,000	ITT Industries, Inc.	1,013,400

	NATIONAL COMMERCIAL BANKS - 1.46%
15,000	Compass Bancshares, Inc.	730,050

	OIL COMPANY - INTEGRATED - 2.79%
37,000	Marathon Oil Corp.	1,391,570

	OIL REFINING & MARKETING - 2.55%
28,000	Valero Energy Corp.	1,271,200

	PUBLIC BUILDING AND RELATED FURNITURE - 1.96%
16,000	Lear Corp.	976,160

	RADIO TELEPHONE COMMUNICATIONS - 2.71%
20,000	Dominion Resources, Inc.	1,354,800

	REAL ESTATE INVESTMENT TRUSTS - 3.04%
33,000	Mack-Cali Realty Corp.	1,518,990

	RETAIL - DISCOUNT - 3.03%
52,000	BJ’s Wholesale Club*	1,514,760

	RETAIL - DRUG STORES & PROPRIETARY STORES - 3.57%
39,500	CVS Corp.	1,780,265

	RETAIL - EATING PLACES - 2.99%
32,600	Outback Steakhouse, Inc.	1,492,428

	SCIENTIFIC INSTRUMENTS - 1.87%
20,000	Waters Corp.*	935,800

	SPECIAL INDUSTRY MACHINERY - 1.92%
45,600	Veeco Instruments, Inc.*	960,792

	STATE COMMERCIAL BANK - 1.40%
33,000	The Colonial Bancgroup, Inc.	700,590

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [38]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 93.28% (Cont.)

number of shares		market value
	SURETY INSURANCE - 1.14%
9,000	MBIA, Inc.	$569,520

	TRANSPORTATION - RAILROAD - 3.47%
25,800	Union Pacific Corp.	1,735,050

	TRANSPORTATION - TRUCKING - 2.01%
18,000	Yellow Roadway Corp.*	1,002,780

	UNSUPPORTED PLASTICS FILM & SHEET - 2.67%
25,000	Sealed Air Corp.*	1,331,750

	UTILITIES - 2.59%
25,000	Public Service Enterprise Group, Inc.	1,294,250

	WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES - 2.52%
40,000	McKesson Corp.	1,258,400

	Total Common Stocks (cost $35,934,485)	46,582,745

SHORT-TERM INVESTMENTS - 6.81%

number of shares		market value
2,156,000	Federated Cash Trust Series II Treasury Fund	2,156,000
1,243,017	First American Treasury Obligations Fund, Class A	1,243,017

	Total Short-Term Investments (cost $3,399,017)	3,399,017

	TOTAL INVESTMENTS - 100.09% (identified cost $39,333,502)	49,981,762

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09%)	(46,445)

	NET ASSETS - 100.00%	$49,935,317

*	Non-income producing securities
(A)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [39]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $39,333,502) [NOTE 1]	$49,981,762
Receivables:
Interest	2,570
Dividends	23,578
Fund Shares Sold	33,005
Fund Share Commission Receivable from Advisor	264
Prepaid Expenses	5,737

Total Assets	$50,046,916

LIABILITIES

amount
Accrued Advisory Fees	$34,819
Accrued 12b-1 Fees Class A	8,908
Accrued 12b-1 Fees Class B	4,727
Accrued 12b-1 Fees Class C	969
Payable for Fund Shares Redeemed	33,305
Accrued Expenses	28,871

Total Liabilities	$111,599

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,401,653 shares outstanding)	$43,119,570
Net Asset Value and Redemption Price Per Class A Share ($43,119,570 / 3,401,653 shares)	$12.68
Offering Price Per Share ($12.68 / 0.9475)	$13.38
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 469,289 shares outstanding)	$5,641,927
Net Asset Value and Offering Price Per Class B Share ($5,641,927 / 469,289 shares)	$12.02
Redemption Price Per Share ($12.02 x 0.95)	$11.42
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 97,510 shares outstanding)	$1,173,820
Net Asset Value and Offering Price Per Class C Share ($1,173,820 / 97,510 shares)	$12.04
Redemption Price Per Share ($12.04 x 0.99)	$11.92

Net Assets	$49,935,317

SOURCES OF NET ASSETS

amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$41,919,721
Accumulated Net Realized Loss on Investments	(2,632,664)
Net Unrealized Appreciation in Value of Investments	10,648,260

Net Assets	$49,935,317

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [40]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME
amount
Interest	$18,219
Dividends (Net foreign tax of $1,246)	568,766

Total Investment Income	586,985

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	353,446
Fund Accounting, Transfer Agency, & Administration Fees	90,301
12b-1 Fees (Class A = $89,217, Class B = $40,814, Class C = $3,672) [NOTE 3]	133,703
Service Fees (Class B = $13,605, Class C = $1,224) [NOTE 3]	14,829
Registration Fees	10,822
Custodian Fees	6,228
Auditing Fees	30,385
Legal Fees	8,704
Printing Expense	6,213
Insurance Expense	3,333
Miscellaneous Expense	21,091

Total Net Expenses	679,055

Net Investment Loss	(92,070)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(246,558)
Change in Unrealized Appreciation of Investments	4,254,204

Net Realized and Unrealized Gain on Investments	4,007,646

Increase in Net Assets Resulting from Operations	$3,915,576

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [41]

LARGE / MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(92,070)	$(6,362)
Net Realized Loss on Investments	(246,558)	(2,007,875)
Net Change in Unrealized Appreciation of Investments	4,254,204	8,760,648

Increase in Net Assets (resulting from operations)	3,915,576	6,746,411

Distributions to Shareholders From:
Net Realized Gains
Class A	—	—
Class B	—	—
Class C	—	—
Net Income:
Class A	—	—
Class B	—	—
Class C	—	—

Total Distribution	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	13,750,449	7,698,937
Class B	548,690	1,010,636
Class C	1,142,372	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(3,415,800)	(1,871,381)
Class B	(580,275)	(618,894)
Class C	(56,096)	—

Increase in Net Assets (resulting from capital share transactions)	11,389,340	6,219,298

Total Increase in Net Assets	15,304,916	12,965,709

Net Assets:
Beginning of Year	34,630,401	21,664,692

End of Year	$49,935,317	$34,630,401

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,171,640	760,502
Class B	49,393	106,213
Class C	102,355	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(289,957)	(201,057)
Class B	(52,034)	(68,824)
Class C	(4,845)	—

Net Increase in Number of Shares Outstanding	976,552	596,834

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [42]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.66	$9.11	$10.83	$10.83	$9.68

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)	0.01	0.01	(0.02)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.03	2.54	(1.73)	0.06	1.16

Total from Investment Operations	1.02	2.55	(1.72)	0.04	1.20

Less Distributions:
Dividends from Realized Gains	—	—	—	(0.04)	(0.02)
Dividends from Net Investment Income	—	—	—	—	(0.03)

Total Distributions	—	—	—	(0.04)	(0.05)

Net Asset Value at End of Year	$12.68	$11.66	$9.11	$10.83	$10.83

Total Return (A) (B)	8.75%	27.99%	(15.88)%	0.33%	12.35%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$43,120	$29,374	$17,856	$13,858	$4,493

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.52%	1.64%	1.76%	1.70%	2.70%
After Reimbursement of Expenses by Advisor	1.52%	1.64%	1.76%	1.70%	1.65%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.11)%	0.10%	0.11%	(0.20)%	(0.30)%
After Reimbursement of Expenses by Advisor	(0.11)%	0.10%	0.11%	(0.20)%	0.67%

Portfolio Turnover	29.09%	39.44%	36.79%	26.44%	50.98%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [43]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.14	$8.77	$10.50	$10.60	$9.36

Income from Investment Operations:
Net Investment Income (Loss)	(0.10)	(0.06)	(0.06)	(0.12)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.98	2.43	(1.67)	0.06	1.28

Total from Investment Operations	0.88	2.37	(1.73)	(0.06)	1.29

Less Distributions:
Dividends from Realized Gains	—	—	—	(0.04)	(0.02)
Dividends from Net Investment Income	—	—	—	—	(0.03)

Total Distributions	—	—	—	(0.04)	(0.05)

Net Asset Value at End of Year	$12.02	$11.14	$8.77	$10.50	$10.60

Total Return (A) (B)	7.90%	27.02%	(16.48)%	(0.61)%	13.73%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,642	$5,257	$3,809	$3,675	$2,665

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.27%	2.42%	2.55%	2.66%	3.45%
After Reimbursement of Expenses by Advisor	2.27%	2.42%	2.55%	2.66%	2.40%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.86)%	(0.66)%	(0.71)%	(1.12)%	(1.13)%
After Reimbursement of Expenses by Advisor	(0.86)%	(0.66)%	(0.71)%	(1.12)%	(0.08)%

Portfolio Turnover	29.09%	39.44%	36.79%	26.44%	50.98%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [44]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS C SHARES

	period ended 06/30/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.05

Income from Investment Operations:
Net Investment Loss	(0.04)
Net Realized and Unrealized Gain on Investments	1.03

Total from Investment Operations	0.99

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$12.04

Total Return (A) (B)	8.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.27	%(C)
After Reimbursement of Expenses by Advisor	2.27	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.86	)%(C)
After Reimbursement of Expenses by Advisor	(0.86	)%(C)

Portfolio Turnover	29.09%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.
(D)	For the Period February 3, 2004 (Commencement of Operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [45]

LETTER FROM THE MANAGER

December 31, 2004

FIXED INCOME FUND

The bond market environment was defined in 2004 as a year of economic improvement, but one with mixed evidence of the strength in both the U.S. and foreign economies. Surging twin deficits in the U.S. (current trade account at a record $600+ billion and the federal budget at $400+ billion) raised concerns. In addition, slowing growth in China, Japan, and the EU, together with a tired, debt-laden U.S. consumer combined to cause investors to question the sustainability of the 4.0% advance in U.S. GDP. Inflation also re-emerged as investors grew concerned over a 50% surge in the price of crude oil.

Bond market returns in 2004 were better than many investors expected. Despite concerns over rising rates and corporate bond yield spreads at multi-year lows, the Lehman Brothers Aggregate Index returned 4.34%, marginally surpassing the 4.10% return in 2003. That was a far better result than anticipated by many investors, who expected a repeat of the last Fed tightening cycles (in 1999) that produced a return of -0.82%. Fixed income investors were actually rewarded for increasing risk and lowering credit quality as the year’s biggest surprise was the magnitude of excess returns in corporate credit.

The recovery from the 2001-2002 Enron/WorldCom-inspired credit crisis continued through 2004 as indicated by the Lehman Corporate Index return at 5.39% for the year versus the Treasury Index at 3.54%. In a repeat of 2003’s results, lower quality securities generated the highest returns: BBB’s at 6.25%; A’s at 5.06%; AA’s at 3.90%; and AAA’s at 3.27%. Mortgage-backed securities enjoyed income advantage and a 4.70% return, and CMBS returned 4.10%. The yield curve flattened as the difference between short and long rates narrowed dramatically with long maturities outperforming short maturities.

The Fund’s performance lagged slightly behind the market in the first half of the year. Although correctly positioned by being over-weighted in corporate bonds, the portfolio’s average maturity being longer than the broad bond market during 2Q04’s rising rates hurt relative performance. (a move to shorten the average maturity was initiated in response to 2Q04’s rising rates.) However, once the Federal Reserve began to raise the Federal Funds Rate in June, long term interest rates declined during the second half of 2004, which helped improve the Fund’s performance by finishing slightly ahead of the market during the second half of the year. At year’s end, we had initiated a more defensive portfolio strategy with our trend toward upgrading quality and shortening the average maturity. Our corporate bond sales were especially concentrated in BAA rated issues and replaced with GNMA securities which have attractive yields and a full faith guarantee from the U.S. government.

At year end bond market rates are being influenced by the 1.1% yr/yr increase in Core CPI to 2.2% and appears to have industry expectations of at approximately 2.5% for 2005. We don’t anticipate this to be a significant bond market problem unless CPI moves higher. Historically there appears to be a strong correlation between a higher price for oil and a lower GDP. Consensus opinion suggests the consumer is unlikely to remain the driving force for growth in 2005 unless there is significant improvement in the labor markets, so it appears analysts are beginning 2005 with expectations of GDP growth moderating to a 2.5% to 3.5% range.

Barrow, Hanley, Mewhinney & Strauss

Letter From The Manager [46]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

GNMA POOL II #3612	5.49%
GNMA POOL II #3637	3.66%
GNMA POOL #3596	3.58%
Dominion Resources, Inc.	3.43%
CSX Corp.	3.37%
Union Pacific Corp.	3.21%
Nisource Finance Corp.	2.76%
Arrow Electronics	2.76%
Kraft Foods, Inc.	2.28%
Kroger Co.	1.88%

32.42%

Industries (% of Net Assets)

Financial	23.27%
Mortgage Securities	22.09%
Utilities	12.30%
Industrial	10.57%
Consumer, Non-cyclical	10.48%
Basic Materials	2.93%
Communications	2.91%
Technology	2.64%
Consumer, Cyclical	2.40%
Other Assets less Liabilities, Net	10.41%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [47]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,043.60	$6.93
Hypothetical - Class A (5% return before expenses)	1,000.00	1,018.35	6.85

Actual - Class B	$1,000.00	$1,038.70	$10.76
Hypothetical - Class B (5% return before expenses)	1,000.00	1,014.58	10.63

Actual - Class C	$1,000.00	$1,039.00	$10.76
Hypothetical - Class C (5% return before expenses)	1,000.00	1,014.58	10.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.36% for Class A, 3.87% for Class B, and 3.90% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [48]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

BONDS - 92.79%

par value		market value
	CORPORATE BONDS - 69.98%
$300,000	American General Finance Corp., 5.375%, 10/01/2012	$311,503
250,000	Appalachian Power Co., 3.60%, 05/15/2008	247,208
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	230,103
700,000	Arrow Electronics, 6.875%, 07/01/2013	769,793
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	202,916
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	403,939
250,000	California Baptist, 5.70%, 01/02/2011	247,500
375,000	Cendant Corp., 6.25%, 01/15/2008	400,483
250,000	Cendant Corp., 6.25%, 03/15/2010	270,862
500,000	Centex Corp., 5.125%, 10/01/2013	501,357
300,000	Cingular Wireless, 5.625%, 12/15/2006	311,731
250,000	CIT Group, Inc., 4.125%, 02/21/2006	252,610
500,000	CIT Group, Inc., 5.00%, 02/13/2014	500,084
200,000	CNA Financial, 6.50%, 04/15/2005	201,827
310,000	CNA Financial, 6.45%, 01/15/2008	328,492
125,000	Computer Sciences Corp., 6.75%, 06/15/2006	130,927
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	297,670
300,000	Computer Sciences Corp., 5.00%, 02/15/2013	306,910
150,000	Cooper Tire & Rubber Co., 7.625%, 03/15/2027	168,802
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	334,371
500,000	Credit Suisse First Boston, 5.50%, 08/15/2013	524,470
200,000	Credit Suisse First Boston, 5.125%, 01/15/2014	204,157
920,000	CSX Transportation, 4.875%, 11/01/2009	939,338
300,000	Deere & Co., 6.55%, 10/01/2028	343,839
500,000	Deutsche Telekom, 3.875%, 07/22/2008	499,549
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	957,429
315,000	Donnelley R R&Son, 6.625%, 04/15/2029	345,315
187,000	Duke Energy Field, 5.75%, 11/15/2006	193,861
500,000	Florida Power Corp., 4.80%, 03/01/2013	502,921
400,000	Household Finance Corp., 6.75%, 05/15/2011	449,476
200,000	Household Finance Corp., 5.60%, 02/15/2013	200,443
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	269,152
500,000	Huntington National Bank, 3.125%, 05/15/2008	489,360
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	259,376
250,000	International Paper, 4.25%, 01/15/2009	251,145
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	260,887
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	210,161
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	307,243
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	103,001

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [49]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

BONDS - 92.79% (Cont.)

par value		market value
	CORPORATE BONDS - 69.98% (cont.)
$300,000	Kraft Food, Inc., 5.25%, 06/01/2007	$310,938
600,000	Kraft Food, Inc., 5.625%, 11/01/2011	636,265
500,000	Kroger Co., 5.50%, 02/01/2013	525,046
250,000	Lehman Brothers Holdings, Inc., 7.00%, 2/1/2008	273,337
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	267,481
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	769,929
500,000	PPL Capital Funding, 4.33%, 03/01/2009	494,644
300,000	Protective Life, 5.75%, 01/15/2019	292,258
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	307,052
900,000	Union Pacific Corp., 3.875%, 02/15/2009	894,360
300,000	Unitrin, Inc., 5.75%, 07/01/2007	311,850
300,000	Unitrin, Inc., 4.875%, 11/01/2010	298,375
250,000	Western Baptist College, 6.10%, 12/15/2012	247,500
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	149,286

	Total Corporate Bonds (amortized cost $18,958,415)	19,508,532

	MUNICIPAL BONDS - 0.72%
200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	198,342

	Total Municipal Bonds (amortized cost $201,373)	198,342

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.09%
165,205	GNMA, 5.00%, 01/15/2018	169,574
145,172	GNMA, 5.00%, 01/15/2018	149,011
174,724	GNMA, 5.00%, 02/15/2018	179,344
182,850	GNMA, 5.00%, 03/15/2018	187,686
443,641	GNMA, 6.00%, 12/15/2031	460,711
468,512	GNMA, 5.50%, 04/20/2034	478,457
484,743	GNMA, 5.50%, 07/20/2034	495,033
475,258	GNMA, 6.00%, 07/20/2034	492,463
977,275	GNMA, 5.50%, 08/20/2034	998,020
1,455,091	GNMA, 6.50%, 09/20/2034	1,529,338
997,926	GNMA, 5.50%, 11/20/2034	1,019,108

	Total U.S. Government & Agency Obligations (amortized cost $6,134,877)	6,158,745

	Total Bonds (amortized cost $25,294,665)	25,865,619

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [50]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

SHORT-TERM INVESTMENTS - 6.11%

number of shares		market value
1,139,904	Federated Cash Trust Series II Treasury	$1,139,904
564,668	First American Treasury Obligations Fund, Class A	564,668

	Total Short-Term Investments (cost $1,704,572)	1,704,572

	TOTAL INVESTMENTS - 98.90% (identified cost $26,999,237)	27,570,191
	OTHER ASSETS AND LIABILITIES, NET - 1.10%	306,551

	NET ASSETS - 100.00%	$27,876,742

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [51]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $26,999,237) [NOTE 1]	$27,570,191
Receivables:
Interest	339,331
Fund Shares Sold	134,351
Prepaid Expenses	3,834
Fund Share Commissions Receivable from Advisor	817

Total Assets	$28,048,524

LIABILITIES

amount
Accrued Advisory Fees	$18,893
Accrued 12b-1 Fees Class A	4,819
Accrued 12b-1 Fees Class B	3,272
Accrued 12b-1 Fees Class C	742
Payable for Fund Shares Redeemed	750
Payable for Distributions	127,064
Accrued Expenses	16,242

Total Liabilities	$171,782

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,241,787 shares outstanding)	$23,130,586
Net Asset Value and Redemption price Per Class A Share ($23,130,586 / 2,241,787 shares)	$10.32
Offering Price Per Share ($10.32 / 0.9575 )	$10.78

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 381,556 shares outstanding)	$3,839,256
Net Asset Value and Offering Price Per Class B Share ($3,839,256 / 381,556 shares)	$10.06
Redemption Price Per Share ($10.06 X 0.95)	$9.56

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 90,299 shares outstanding)	$906,900
Net Asset Value and Offering Price Per Class C Share ($906,900 / 90,299 shares)	$10.04
Redemption Price Per Share ($10.04 X 0.99)	$9.94

Net Assets	$27,876,742

SOURCES OF NET ASSETS

amount
Paid-in Capital	$27,352,377
Accumulated Net Realized Loss on Investments	(46,589)
Net Unrealized Appreciation in Value of Investments	570,954

Net Assets	$27,876,742

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [52]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME
amount
Interest	$1,152,118

Total Investment Income	1,152,118

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	144,879
Fund Accounting, Transfer Agency, & Administration Fees	55,024
Auditing Fees	13,601
12b-1 Fees (Class A = $49,715, Class B = $29,235, Class C = $2,635 ) [NOTE 3]	81,585
Service Fees (Class A = $9,744, Class C = $880) [NOTE 3]	10,624
Registration Fees	12,082
Custodian Fees	3,930
Printing Expense	7,317
Insurance Expense	2,102
Legal Expense	4,601
Miscellaneous Expense	12,452

Total Expenses	348,197

Expenses Recouped by Advisor [NOTE 3]	9,735

Total Net Expenses	357,932

Net Investment Income	794,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(21,401)
Change in Unrealized Appreciation of Investments	11,652

Net Realized and Unrealized Loss on Investments	(9,749)

Increase in Net Assets Resulting from Operations	$784,437

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [53]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Income	$794,186	$612,033
Net Change in Unrealized Appreciation of Investments	11,652	1,126
Net Realized Gain (Loss) on Investments	(21,401)	255,972

Increase in Net Assets (resulting from operations)	784,437	869,131

Distributions to Shareholders:
Net Income
Class A	(680,578)	(496,860)
Class B	(106,374)	(115,173)
Class C	(14,810)	—
Net Realized Gain
Class A	—	(224,113)
Class B	—	(57,047)
Class C	—	—

Total Distributions	(801,762)	(893,193)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	9,561,283	8,407,611
Class B	608,698	2,460,525
Class C	1,029,983	—
Dividends Reinvested:
Class A	227,682	270,926
Class B	85,884	142,930
Class C	14,049	—
Cost of Shares Redeemed:
Class A	(2,955,960)	(2,707,453)
Class B	(905,381)	(1,391,936)
Class C	(141,639)	—

Increase in Net Assets (resulting from capital share transactions)	7,524,599	7,182,603

Total Increase in Net Assets	7,507,274	7,158,541

Net Assets:
Beginning of Year	20,369,468	13,210,927

End of Year	$27,876,742	$20,369,468

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	924,772	804,587
Class B	60,631	241,728
Class C	102,416	—
Shares Reinvested:
Class A	22,132	26,091
Class B	8,547	14,078
Class C	1,939	—
Shares Redeemed:
Class A	(287,430)	(260,671)
Class B	(90,230)	(136,428)
Class C	(14,056)	—

Net Increase in Number of Shares Outstanding	728,721	689,385

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [54]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

FIXED INCOME FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.31	$10.25	$9.73	$9.53	$9.81

Income from Investment Operations:
Net Investment Income	0.34	0.37	0.45	0.40	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.01	0.21	0.53	0.20	(0.27)

Total from Investment Operations	0.35	0.58	0.98	0.60	0.22

Less Distributions:
Dividends from Net Investment Income	(0.34)	(0.37)	(0.44)	(0.40)	(0.50)
Dividends from Net Realized Gain	—	(0.15)	(0.02)	—	—

Total Distributions	(0.34)	(0.52)	(0.46)	(0.40)	(0.50)

Net Asset Value at End of Year	$10.32	$10.31	$10.25	$9.73	$9.53

Total Return (A)	3.44%	5.70%	10.32%	6.37%	2.32%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$23,131	$16,313	$10,374	$4,773	$667

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.31%	1.43%	1.74%	2.44%	8.99%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	3.49%	3.61%	4.49%	3.91%	(2.19)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	3.45%	3.69%	4.88%	5.00%	5.45%

Portfolio Turnover	35.95%	62.06%	18.10%	20.28%	35.54%

(A)	Total Return Calculation Does Not Reflect Sales Load.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [55]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

FIXED INCOME FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.08	$10.02	$9.55	$9.54	$9.80

Income from Investment Operations:
Net Investment Income	0.27	0.29	0.37	0.40	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.21	0.52	(0.01)	(0.25)

Total from Investment Operations	0.26	0.50	0.89	0.39	0.20

Less Distributions:
Dividends from Net Investment Income	(0.28)	(0.29)	(0.40)	(0.38)	(0.46)
Dividends from Net Realized Gain	—	(0.15)	(0.02)	—	—

Total Distributions	(0.28)	(0.44)	(0.42)	(0.38)	(0.46)

Net Asset Value at End of Year	$10.06	$10.08	$10.02	$9.55	$9.54

Total Return (A)	2.57%	4.93%	9.52%	4.13%	2.12%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$3,839	$4,057	$2,837	$1,026	$506

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.06%	2.18%	2.61%	3.46%	9.74%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.74%	2.87%	3.57%	2.93%	(2.94)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.70%	2.95%	4.08%	4.29%	4.70%

Portfolio Turnover	35.95%	62.06%	18.10%	20.28%	35.54%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [56]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.15

Income from Investment Operations:
Net Investment Income	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)

Total from Investment Operations	0.21

Less Distributions:
Dividends from Net Investment Income	(0.32)
Dividends from Net Realized Gain	—

Total Distributions	(0.32)

Net Asset Value at End of Period	$10.04

Total Return (A) (B)	2.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.06	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.74	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.70	%(C)

Portfolio Turnover	35.95%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.
(C)	Annualized.
(D)	For the Period February 3, 2004 (Commencement of Operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [57]

LETTER FROM THE MANAGER

December 31, 2004

AGGRESSIVE GROWTH FUND

After a difficult beginning, U.S. equities posted positive rates of return across all asset classes for the second straight calendar year. Towards the end of the third quarter investors began to shrug off the confluence of negative geopolitical factors that held back equity market returns during the first half of 2004. Geopolitical uncertainties eased as the presidential election concluded and energy prices pulled back. Investors then began to reward companies more broadly in the fourth quarter, although the value style significantly outperformed growth for the full year. The market environment in 2004 was significantly different from that of the prior year. In 2003, mid cap companies advanced broadly, with modest leadership by technology and health care companies. This reversed in 2004. The best performing sectors in 2004 included those with cyclical exposure and pricing power but modest long-term unit volume growth, such as Energy and Materials. Traditional growth sectors, including Information Technology, lagged significantly for the year.

The market’s broad rally in the fourth quarter was led largely by the same economically sensitive industries, many in the industrial and commodity categories, which were leaders all year. For example, within the Russell Mid Cap Growth Index, the top 5 industries in 2004 with a weight of 1% or greater were diversified financials (+56%), oil & gas (+38%), household durables (+37%), aerospace & defense (+37%), and hotels & restaurants (+32%). Many of the leading industries in 2004 fit the theme of pricing power and operating leverage.

The challenge for us as growth stock managers is to find those exceptional companies in these industries that possess not just commodity pricing power but a differentiated strategy for sustainable revenue growth (volume as well as price). In 2004, we found several such exceptional companies, including Transocean Inc. (energy equipment and services), Peabody Energy Corp. (metals and mining), Potash Corp. (chemicals), and Rockwell Automation (electrical equipment). However, overall, our relative portfolio returns suffered because we remained underweight in these leading industries as we did not find enough companies meeting our hurdle for long-term double-digit top and bottom line growth.

Many companies posting the highest long-term growth rates have significantly underperformed the broader market for several years, which is reflected in the domination of value stocks over growth stocks since the year 2000. As a growth stock manager, we recognize that we have been facing a style headwind for some time, but also believe that style performance is cyclical. We have not strayed from our growth orientation and believe that our style consistency will be rewarded when growth stocks return to favor.

Provident Investment Counsel, Inc.

Letter From The Manager [58]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

Nextel Partners, Inc.	2.74%
VeriSign, Inc.	2.64%
Comverse Technology, Inc.	2.59%
Macromedia, Inc.	2.58%
BorgWarner, Inc.	2.50%
Brunswick Corp.	2.47%
Precision Castparts Corp.	2.43%
Petco Animal Supplies, Inc.	2.41%
Jabil Circuit, Inc.	2.41%
Qlogic Corp.	2.40%

25.17%

Industries (% of Net Assets)

Communications	22.29%
Consumer, Non-cyclical	21.98%
Industrial	17.88%
Consumer, Cyclical	11.72%
Technology	11.42%
Energy	6.63%
Financial	5.54%
Basic Materials	1.25%
Other Assets less Liabilities, Net	1.29%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [59]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,097.90	$8.44
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.09	8.11

Actual - Class B	$1,000.00	$1,094.20	$12.37
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.32	11.89

Actual - Class C	$1,000.00	$1,094.00	$12.37
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.32	11.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 9.79% for Class A, 9.42% for Class B, and 9.40% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [60]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.71%

number of shares		market value
	AEROSPACE - 6.11%
5,700	Flir Systems, Inc.*	$363,603
6,900	Precision Castparts Corp.	453,192
8,200	Rockwell Collins, Inc.	323,408

		1,140,203

	AIRLINES - 1.85%
21,200	Southwest Airlines Co.	345,136

	APPAREL MANUFACTURERS - 1.40%
4,400	Columbia Sportswear Co.*	262,284

	AUDIO & VIDEO EQUIPMENT - 1.09%
1,600	Harman International Industries, Inc.	203,200

	AUTO & TRUCK PARTS - 2.50%
8,600	Borg Warner, Inc.	465,862

	BANKS - 2.53%
8,300	TCF Financial Corp.	266,762
4,500	UCBH Holdings	206,190

		472,952

	COAL - 1.13%
2,600	Peabody Energy Corp.	210,366

	COMPUTER STORAGE DEVICES - 1.72%
9,650	Network Appliance, Inc.*	320,573

	CONSUMER PRODUCTS - 1.11%
8,100	Fossil, Inc.*	207,684

	DRILLING OIL & GAS WELLS - 3.81%
8,950	Ensco International, Inc.	284,073
5,200	GlobalSantaFe Corp.	172,172
6,000	Transocean, Inc.	254,340

		710,585

	EDUCATIONAL SERVICES - 2.01%
6,200	Education Management Corp.*	204,662
1,550	Strayer Educational, Inc.	170,175

		374,837

	ELECTRONICS - 1.90%
11,750	Tektronix, Inc.	354,968

	ENTERTAINMENT & LEISURE - 2.47%
9,300	Brunswick Corp.	460,350

	FINANCIAL SERVICES - 3.01%
7,450	CB Richard Ellis Group, Inc.*	249,947
6,800	CIT Group, Inc.	311,576

		561,523

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [61]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.71% (cont.)

number of shares		market value
	HEALTH CARE FACILITIES - 0.96%
3,600	Laboratory Corp. of America Holdings*	$179,352

	INTERNET INFRASTRUCTURE SOFTWARE - 1.74%
24,400	TIBCO Software, Inc.*	325,496

	INTERNET SECURITY - 2.64%
14,700	VeriSign, Inc.*	492,744

	MANUFACTURING - INSTRUMENTS - 3.95%
7,400	Rockwell Automation, Inc.	366,670
12,300	Thermo Electron Corp.	371,337

		738,007

	MEDICAL - DIAGNOSTIC EQUIPMENT - 3.40%
13,600	Cytyc Corp.*	374,952
5,200	Millipore Corp.*	259,012

		633,964

	MEDICAL - DRUGS - 1.71%
8,100	Caremark RX, Inc.*	319,383

	MEDICAL PRODUCTS - 9.95%
5,300	Cooper Companies, Inc.	374,127
4,300	Gen-Probe, Inc.*	194,403
5,100	Inamed Corp.*	322,575
4,350	Kinetic Concepts, Inc.*	331,905
15,400	Protein Design Labs, Inc.*	318,164
7,300	Varian Medical Systems, Inc.*	315,652

		1,856,826

	MINING - 1.25%
2,800	Potash Corp. of Saskatchewan, Inc.	232,568

	NETWORKING PRODUCTS - 2.10%
16,850	Polycom, Inc.*	392,942

	OIL, GAS, FIELD SERVICES - 1.70%
4,400	National-Oilwell, Inc.*	155,276
8,300	Patterson-UTI Energy, Inc.	161,435

		316,711

	PRINTED CIRCUIT BOARDS - 2.41%
17,585	Jabil Circuit, Inc.*	449,824

	PRINTING & PUBLISHING - 1.08%
4,350	NAVTEQ Corp.*	201,666

	RETAIL - SPECIALITY - 2.41%
11,400	Petco Animal Supplies, Inc.*	450,072

	SEMICONDUCTORS & RELATED DEVICES - 4.17%
14,000	NVIDIA Corp.*	329,840
12,200	Qlogic Corp.*	448,106

		777,946

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [62]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.71% (cont.)

number of shares		market value
	SERVICES - ADVERTISING - 3.70%
4,800	Getty Images, Inc.*	$330,480
10,700	Monster Worldwide, Inc.*	359,948

		690,428

	SERVICES - COMPUTER - 2.62%
4,500	Affiliated Computer Services, Inc.*	270,855
5,200	Anteon International Corp.*	217,672

		488,527

	SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.84%
8,100	Cognizant Technology Solutions Corp.*	342,873

	SERVICES - HELP SUPPLY SERVICES - 1.89%
7,300	Manpower, Inc.	352,590

	SERVICES - WASTE DISPOSAL - 1.71%
6,950	Stericycle, Inc.*	319,352

	SERVICES - WEB HOSTING/DESIGN - 2.58%
15,450	Macromedia, Inc.*	480,804

	TELECOMMUNICATION EQUIPMENT - 4.39%
19,800	Comverse Technology, Inc.*	484,110
5,500	Garmin Ltd.	334,620

		818,730

	TELEVISION BROADCASTING STATIONS - 2.09%
40,400	UnitedGlobalCom, Inc.*	390,264

	THERAPEUTICS - 0.94%
6,300	MGI Pharma, Inc.*	176,463

	WIRELESS EQUIPMENT - 4.84%
26,200	Nextel Partners, Inc.*	511,948
8,250	NII Holdings, Inc.*	391,462

		903,410

	Total Common Stocks (cost $15,019,376)	18,421,465

SHORT-TERM INVESTMENTS - 1.64%

number of shares		market value
306,939	First American Treasury Obligations Fund Class A	306,939

	Total Short-Term Investments (cost $306,939)	306,939

	TOTAL INVESTMENTS - 100.35% (identified cost $15,326,315)	18,728,404

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.35%)	(65,932)

	NET ASSETS - 100.00%	$18,662,472

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [63]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $15,326,315) [NOTE 1]	$18,728,404
Receivables:
Interest	290
Dividends	1,031
Fund Shares Sold	21,537
Prepaid Expenses	3,290
Fund Shares Commissions Receivable from Advisor	315

Total Assets	$18,754,867

LIABILITIES
amount
Accrued Advisory Fee	$4,325
Accrued 12b-1 fees Class A	3,406
Accrued 12b-1 fees Class B	1,253
Accrued 12b-1 fees Class C	560
Payable for Investment Securities Purchased	41,143
Payable for Fund Shares Redeemed	31,136
Accrued Expenses	10,572

Total Liabilities	$92,395

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,368,213 shares outstanding)	$16,453,191
Net Asset Value and Redemption price Per Class A Share ($16,453,191 / 2,368,213 shares)	$6.95
Offering Price Per Share ($6.95 / 0.9475)	$7.34

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 225,545 shares outstanding)	$1,519,291
Net Asset Value and Offering Price Per Class B Share ($1,519,291 / 225,545 shares)	$6.74
Maximum Redemption Price Per Class B Share ($6.74 x 0.95)	$6.40

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 102,196 shares outstanding)	$689,990
Net Asset Value and Offering Price Per Class C Share ($689,990 / 102,196 shares)	$6.75
Maximum Redemption Price Per Class C Share ($6.75 x 0.99)	$6.68

Net Assets	$18,662,472

SOURCES OF NET ASSETS
amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$16,166,139
Accumulated Net Realized Loss on Investments	(905,756)
Net Unrealized Appreciation in Value of Investments	3,402,089

Net Assets	$18,662,472

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [64]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME

amount
Interest	$3,076
Dividends (Net of Foreign Tax of $63)	38,102

Total Investment Income	41,178

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	126,665
Custodian Fees	12,831
Fund Accounting, Transfer Agency, & Administration Fees	34,170
Registration Fees	12,647
12b-1 Fees (Class A =$33,102, Class B =$10,270, Class C=$2,187) [NOTE 3]	45,559
Auditing Fees	8,042
Legal Expense	2,795
Printing Expense	2,286
Service Fees (Class B =$3,423, Class C=$729) [NOTE 3]	4,152
Insurance Expense	1,294
Miscellaneous Expense	8,542

Total Expenses	258,983

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(8,098)

Total Net Expenses	250,885

Net Investment Loss	(209,707)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(29,910)
Change in Unrealized Appreciation of Investments	1,977,072

Net Realized and Unrealized Gain on Investments	1,947,162

Increase in Net Assets Resulting from Operations	$1,737,455

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [65]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(209,707)	$(109,238)
Net Realized Gain (Loss) on Investments	(29,910)	990,816
Net Change in Unrealized Appreciation of Investments	1,977,072	1,548,135

Increase in Net Assets (resulting from operations)	1,737,455	2,429,713

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,695,403	3,315,661
Class B	352,194	616,695
Class C	638,745	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,692,304)	(433,883)
Class B	(312,399)	(54,443)
Class C	(32,586)	—

Increase in Net Assets (resulting from capital share transactions)	5,649,053	3,444,030

Total Increase in Net Assets	7,386,508	5,873,743

Net Assets:
Beginning of Year	11,275,964	5,402,221

End of Year	$18,662,472	$11,275,964

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,077,824	579,856
Class B	57,497	113,584
Class C	107,744	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(275,539)	(84,490)
Class B	(51,000)	(11,506)
Class C	(5,548)	—

Net Increase in Number of Shares Outstanding	910,978	597,444

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [66]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.34	$4.56	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.06)	(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.68	1.84	(2.00)	(1.69)	(1.65)

Total from Investment Operations	0.61	1.78	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—	—	—	—	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	—	—	—	—

Net Asset Value at End of Period	$6.95	$6.34	$4.56	$6.61	$8.35

Total Return (A) (B)	9.62%	39.04%	(31.01)%	(20.84)%	(16.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,453	$9,920	$4,878	$3,510	$717

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.66%	1.85%	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.38)%	(1.60)%	(2.44)%	(3.53)%	(8.91	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.32)%	(1.35)%	(1.40)%	(1.26)%	(0.31	)%(C)

Portfolio Turnover	102.46%	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For The Period October 4, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [67]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.19	$4.48	$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.13)	(0.08)	(0.08)	(0.11)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.68	1.79	(2.00)	(1.67)	(1.66)

Total from Investment Operations	0.55	1.71	(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—	—	—	—	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	—	—	—	—

Net Asset Value at End of Period	$6.74	$6.19	$4.48	$6.56	$8.34

Total Return (A) (B)	8.89%	38.17%	(31.71)%	(21.34)%	(16.60)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,519	$1,356	$525	$402	$248

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.41%	2.60%	3.70%	4.63%	10.95	%(C)
After Reimbursement of Expenses by Advisor	2.35%	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.13)%	(2.35)%	(3.50)%	(4.24)%	(9.66	)%(C)
After Reimbursement of Expenses by Advisor	(2.07)%	(2.10)%	(2.15)%	(1.96)%	(1.06	)%(C)

Portfolio Turnover	102.46%	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For The Period October 6, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [68]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.24

Income from Investment Operations:
Net Investment Loss	(0.06)
Net Realized and Unrealized Gain on Investments	0.57

Total from Investment Operations	0.51

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$6.75

Total Return (A) (B)	8.17%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.41	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.13	)%(C)
After Reimbursement of Expenses by Advisor	(2.07	)%(C)

Portfolio Turnover	102.46%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For The Period February 3, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [69]

LETTER FROM THE MANAGER

December 31, 2004

LARGE/MID CAP GROWTH FUND

A few themes dominated throughout the year. Given expectations of a strengthening economy, the markets anticipated the Federal Reserve would move to a less accommodative monetary policy. The Fed delivered largely as expected in the form of five sequential increases in the fed funds rate. While short-term interest rates rose by 125 basis points, long-term rates barely budged. Massive buying of U.S. securities by foreign entities in tandem with moderate inflation, mortgage hedging operations and the carry trade combined to keep rates on the 10 year treasury virtually unchanged for the year. Strong global demand particularly for oil, lead to higher commodity prices but did not translate into a surge in inflation. Similarly, despite a year-long decline in the U.S. dollar relative to both the yen and the euro, one was hard pressed to find evidence of a build in inflationary pressures. Perhaps most surprisingly U.S. corporations delivered another stellar year of earnings growth at a pace well above long-term trends. This was impressive given especially challenging comparisons in the third and fourth quarter versus the year earlier periods. Corporations have maintained a cautious focus in regards to both hiring and capital spending. As a result, corporate balance sheets have continued to strengthen as indicated by low corporate default rates and a high ratio of corporate credit upgrades to downgrades. In turn these factors have led to strong profit margins and productivity growth.

The Timothy Plan Large/Mid Capitalization Growth Portfolio exceeded its benchmark, the Russell 1000 Growth Index during calendar year 2004. From a sector perspective 2004 was an unusual year. Traditional growth sectors such as Technology, Healthcare and Staples were among the worst performing areas while less growth oriented sectors including Energy, Autos and Transportation and Utilities were top performing sectors. Solid stock selection within the technology sector contributed importantly to this portfolio’s outperformance during 2004. Strong price appreciation by Symantec Corporation, Rockwell Automation and L-3 Communications offset broad weakness in the technology sector and more than offset weak results accorded to Seibel Systems, Analog Devices and EMC Corp. Similarly, strong stock selection within the weak healthcare sector also contributed to the overall performance of the portfolio. Solid price appreciation from Biomet Inc., St. Jude Medical, and Stryker overcame weak results by other healthcare holdings such as Teva Pharmaceutical, Amgen and Boston Scientific. Two additional sectors, Producer Durables and Other helped to drive returns during 2004. Good results from Ingersoll Rand, Illinois Tool Works, United Technologies and Tyco International overcame disappointing returns from Nokia, Molex, Applied Materials and Lexmark International.

As we look forward into 2005 we anticipate corporate earnings growth will decelerate from the above long-term levels seen in 2003 and 2004. This is to be expected given the impact of a less stimulative Federal Reserve policy and a consequent reversion to a more normalized long-term earnings trend. We believe the portfolio is well-positioned to deliver solid earnings growth in the year ahead.

Rittenhouse Asset Management, Inc.

Letter From The Manager [70]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

Sysco Corp.	4.80%
SAP ADR	4.47%
Tyco International Ltd.	4.41%
United Technologies Corp.	4.34%
Lowe’s Companies, Inc.	4.26%
Genzyme Corp.	3.73%
American International Group, Inc.	3.67%
L-3 Communications Holdings, Inc.	3.62%
St. Jude Medical, Inc.	3.31%
Biogen Idec, Inc.	3.29%

39.90%

Industries (% of Net Assets)

Consumer, Non-cyclical	35.78%
Industrial	20.98%
Consumer, Cyclical	14.26%
Technology	11.66%
Financial	8.85%
Communications	4.63%
Energy	1.95%
Other Assets less Liabilities, Net	1.89%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [71]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,019.80	$8.12
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.09	8.11

Actual - Class B	$1,000.00	$1,017.20	$11.92
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.32	11.89

Actual - Class C	$1,000.00	$1,017.20	$11.92
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.32	11.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.98% for Class A, 1.72% for Class B, and 1.72% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [72]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.13%

number of shares		market value
	ACCIDENT & HEALTH INSURANCE - 2.07%
21,000	AFLAC, Inc.	$836,640

	ADVERTISING AGENCIES - 2.91%
14,000	Omnicom Group, Inc.	1,180,480

	AEROSPACE & DEFENSE - 3.62%
20,000	L-3 Communications Holdings, Inc.	1,464,800

	AIRCRAFT ENGINES & ENGINE PARTS - 4.34%
17,000	United Technologies Corp.	1,756,950

	BIOTECHNOLOGY & DRUGS - 11.56%
20,000	Biogen Idec Inc.*	1,332,200
26,000	Genzyme Corp.*	1,509,820
31,000	Gilead Sciences, Inc.*	1,084,690
28,000	Medimmune, Inc.*	759,080

		4,685,790

	CONSTRUCTION SERVICES - 1.76%
12,000	Centex Corp.	714,960

	COSMETICS & TOILETRIES - 2.71%
24,000	The Estee Lauder Companies, Inc.	1,098,480

	DIVERSIFIED MANUFACTURING - 7.18%
14,000	Ingersoll-Rand Co.	1,124,200
50,000	Tyco International Ltd.	1,787,000

		2,911,200

	E-COMMERCE/SERVICES - 1.72%
6,000	eBay, Inc.*	697,680

	FINANCE- INVESTMENT BANKING/BROKER - 1.09%
6,000	Legg Mason, Inc.	439,560

	FIRE, MARINE & CASUALTY INSURANCE - 3.67%
22,650	American International Group, Inc.	1,487,425

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.60%
7,000	Illinois Tool Works, Inc.	648,760

	HEALTH CARE EQUIPMENT & SUPPLIES - 2.90%
33,000	Boston Scientific Corp.*	1,173,150

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [73]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.13% (cont.)

number of shares		market value
	INDUSTRIAL AUTOMATION/ROBOTICS - 1.96%
16,000	Rockwell Automation, Inc.	$792,800

	NATIONAL COMMERCIAL BANKS - 2.03%
29,250	MBNA Corp.	824,557

	OIL - FIELD SERVICES - 1.26%
6,000	Baker Hughes, Inc.	256,020
5,000	Weatherford International, Inc.*	256,500

		512,520

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 7.06%
11,000	Biomet, Inc.	477,290
32,000	St. Jude Medical, Inc.*	1,341,760
13,000	Zimmer Holdings, Inc.*	1,041,560

		2,860,610

	OFFICE ELECTRONICS - 2.29%
16,500	Zebra Technologies Corp.*	928,620

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.89%
15,000	Colgate Palmolive Co.	767,400

	PHARMACEUTICAL PREPARATIONS - 2.00%
10,000	Allergan, Inc.	810,700

	RETAIL - APPAREL - 3.38%
10,000	American Eagle Outfitters, Inc.	471,000
10,000	Chico’s FAS, Inc.*	455,300
10,000	Urban Outfitters, Inc.*	444,000

		1,370,300

	RETAIL - DISCOUNT - 0.69%
6,000	BJ Services Co.	279,240

	RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.85%
29,000	Bed Bath & Beyond, Inc.*	1,155,070

	RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 4.26%
30,000	Lowe’s Companies, Inc.	1,727,700

	RETAIL-OFFICE SUPPLIES - 2.00%
24,000	Staples, Inc.	809,040

	SEMICONDUCTORS & RELATED DEVICES - 5.17%
21,000	Analog Devices	775,320
34,000	Linear Technology Corp.	1,317,840

		2,093,160

	SOFTWARE - 6.50%
10,000	Mercury Interactive Corp.*	455,500
41,000	SAP AG (a)	1,812,610
34,675	Siebel Systems, Inc.*	364,088

		2,632,198

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [74]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 98.13% (cont.)

number of shares		market value
	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.86%
24,000	Stryker Corp.	$1,158,000

	WHOLESALE-GROCERIES & RELATED PRODUCTS - 4.80%
51,000	Sysco Corp.	1,946,670

	Total Common Stocks (cost $34,897,608)	39,764,460

SHORT-TERM INVESTMENTS - 1.83%

number of shares		market value
742,531	First American Treasury Obligations Fund Class A	742,531

	Total Short-Term Investments (cost $742,531)	742,531

	TOTAL INVESTMENTS - 99.96% (identified cost $35,640,139)	40,506,991

	OTHER ASSETS AND LIABILITIES, NET - 0.04%	16,382

	NET ASSETS - 100.00%	$40,523,373

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [75]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

amount
Investments in Securities at Value (identified cost $35,640,139) [NOTE 1]	$40,506,991
Receivables:
Interest	2,371
Dividends	17,160
Fund Shares Sold	83,635
Prepaid Expenses	4,234
Fund Share Commissions Receivable from Advisor	158

Total Assets	$40,614,549

LIABILITIES

amount
Accrued Advisory Fees	$17,877
Accrued 12b-1 Fees Class A	7,568
Accrued 12b-1 Fees Class B	2,254
Accrued 12b-1 Fees Class C	800
Payable for Fund Shares Redeemed	40,577
Accrued Expenses	22,100

Total Liabilities	$91,176

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,508,608 shares outstanding)	$36,868,865
Net Asset Value and Redemption Price Per Class A Share ($36,868,865 / 5,508,608 shares)	$6.69
Offering Price Per Share ($6.69 / 0.9475)	$7.06

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 413,323 shares outstanding)	$2,687,636
Net Asset Value and Offering Price Per Class B Share ($2,687,636 / 413,323 shares)	$6.50
Maximum Redemption Price Per Class B Share ($6.50 x 0.95 )	$6.18

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 148,262 shares outstanding)	$966,872
Net Asset Value and Offering Price Per Class C Share ($966,872 / 148,262 shares)	$6.52
Maximum Redemption Price Per Class C Share ($6.52 x 0.99 )	$6.45

Net Assets	$40,523,373

SOURCES OF NET ASSETS

amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$38,484,308
Accumulated Net Realized Loss on Investments	(2,827,787)
Net Unrealized Appreciation in Value of Investments	4,866,852

Net Assets	$40,523,373

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [76]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME

amount
Interest	$9,648
Dividends (Net of Foreign Tax of $2,062)	181,523

Total Investment Income	191,171

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	271,702
Fund Accounting, Transfer Agency, & Administration Fees	73,158
12b-1 Fees (Class A = $72,488, Class B = $19,221, Class C = $3,052) [NOTE 3]	94,761
Service Fees (Class B = $6,406, Class C = $1,018) [NOTE 3]	7,424
Registration Fees	17,086
Custodian Fees	4,842
Printing Expense	4,890
Auditing Fees	17,554
Insurance Expense	2,703
Legal Expense	6,069
Miscellaneous Expense	16,515

Total Expenses	516,704
Expenses Recouped by Advisor [NOTE 3]	17,009

Total Net Expenses	533,713

Net Investment Loss	(342,542)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	1,105,450
Change in Unrealized Appreciation of Investments	1,989,624

Net Realized and Unrealized Gain on Investments	3,095,074

Increase in Net Assets Resulting from Operations	$2,752,532

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [77]

LARGE / MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(342,542)	$(204,707)
Net Realized Gain (Loss) on Investments	1,105,450	(626,200)
Net Change in Unrealized Appreciation of Investments	1,989,624	4,364,035

Increase in Net Assets (resulting from operations)	2,752,532	3,533,128

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	12,854,466	8,342,710
Class B	446,514	902,768
Class C	948,144	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,915,932)	(1,175,274)
Class B	(326,827)	(165,119)
Class C	(28,251)	—

Increase in Net Assets (resulting from capital share transactions)	11,978,114	7,905,085

Total Increase in Net Assets	14,730,646	11,438,213

Net Assets:
Beginning of Year	25,792,727	14,354,514

End of Year	$40,523,373	$25,792,727

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,015,514	1,481,784
Class B	71,370	168,169
Class C	152,755	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(299,549)	(226,472)
Class B	(52,864)	(32,039)
Class C	(4,493)	—

Net Increase in Number of Shares Outstanding	1,882,733	1,391,442

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [78]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.17	$5.14	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.05)	(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.57	1.08	(2.10)	(2.11)	(0.57)

Total from Investment Operations	0.52	1.03	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$6.69	$6.17	$5.14	$7.28	$9.43

Total Return (A)(B)	8.43%	20.04%	(29.40)%	(22.80)%	(5.69)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$36,869	$23,407	$13,044	$8,854	$1,547

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.55%	1.62%	1.80%	2.32%	5.55	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.60%	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.95)%	(1.05)%	(1.21)%	(1.72)%	(3.98	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.00)%	(1.03)%	(1.01)%	(1.00)%	(0.03	)%(C)

Portfolio Turnover	60.25%	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [79]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.04	$5.07	$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.11)	(0.08)	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.57	1.05	(2.08)	(2.11)	(0.58)

Total from Investment Operations	0.46	0.97	(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$6.50	$6.04	$5.07	$7.22	$9.41

Total Return (A)(B)	7.62%	19.13%	(29.92)%	(23.27)%	(5.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,688	$2,385	$1,311	$918	$444

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.30%	2.38%	2.72%	3.66%	6.30	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.35%	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.70)%	(1.74)%	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.75)%	(1.71)%	(1.75)%	(1.80)%	(0.78	)%(C)

Portfolio Turnover	60.25%	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the period October 9, 2000 (Commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [80]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES

	period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.22

Income from Investment Operations:
Net Investment Loss	(0.05)
Net Realized and Unrealized Gain on Investments	0.35

Total from Investment Operations	0.30

Net Asset Value at End of Period	$6.52

Total Return (A) (B)	4.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.30	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.70	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.75	)%(C)

Portfolio Turnover	60.25%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [81]

LETTER FROM THE MANAGER

December 31, 2004

STRATEGIC GROWTH FUND

The Timothy Plan Strategic Growth Fund is an asset allocation fund that only invests in our underlying traditional funds on a prescribed basis. The comments of our various sub-advisors in the preceding section of this report for their analysis of our 2004 investment results and their estimate of the climate for 2005 are therefore applicable to the Strategic Growth Fund as well.

Although we manage this fund internally, our investment decisions are limited to keeping our allocation model in balance. For example, in 2004, we strived to keep the assets in this fund invested in a manner that maintained the following allocation as closely as possible: 35% in our Large/Mid Cap Growth Fund; 25% in our Large/Mid Cap Value Fund; 20% in our Small Cap Value Fund; and 20% in our Aggressive Growth Fund.

We believe our two asset allocation funds offered our investors two distinct advantages:

1. We monitored the allocation percentages on a continuous basis in order to keep them at or near their prescribed levels, and

2. Since we are a mutual fund, we were able to direct the new investment dollars we received in such a manner that we maintained the prescribed percentages. By doing so we were able to overcome the necessity of selling what went up to buy more of what went down to keep their allocation in place. Our activities in 2004 consequently avoided generating excessive unwelcome capital gains in taxable accounts.

We will continue to follow this approach in 2005.

Arthur D. Ally

President, The Timothy Plan

Letter From The Manager [82]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE:

Industries (% of Net Assets)

Mid & Large Cap Growth	34.81%
Mid & Large Cap Value	24.90%
Small Cap Growth	20.39%
Small Cap Value	18.05%
Cash & Equivalents	1.85%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [83]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,041.10	$5.90
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.36	5.84

Actual - Class B	$1,000.00	$1,037.30	$9.73
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.58	9.63

Actual - Class C	$1,000.00	$1,036.00	$9.72
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.58	9.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.11% for Class A, 3.73% for Class B, and 3.60% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [84]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

MUTUAL FUNDS - 98.15%

number of shares		market value
1,225,406	Timothy Aggressive Growth Fund, Class A*	$8,516,569
2,172,463	Timothy Large/Mid-Cap Growth Fund, Class A*	14,533,775
819,976	Timothy Large/Mid-Cap Value Fund, Class A*	10,397,297
483,372	Timothy Small Cap Value Fund, Class A	7,535,766

	TOTAL MUTUAL FUNDS (Cost $36,834,739)	40,983,407

SHORT-TERM INVESTMENTS - 0.19%

number of shares		market value
78,937	First American Treasury Obligations Fund, Class A (cost $78,937)	78,937

	TOTAL INVESTMENTS - 98.34% (identified cost $36,913,676)	41,062,344
	OTHER ASSETS AND LIABILITIES, NET - 1.66%	695,147

	NET ASSETS - 100.00%	$41,757,491

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [85]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $36,913,676) [NOTE 1]	$41,062,344
Receivables:
Fund Shares Sold	27,425
Dividends	798,477
Interest	122
Fund Share Commissions Receivable from Advisor	1,583
Prepaid Expenses	6,904

Total Assets	$41,896,855

LIABILITIES
amount
Accrued Advisory Fees	$20,760
Accrued 12b-1 Fees Class B	11,633
Accrued 12b-1 Fees Class C	1,304
Distributions Payable	21,665
Payable for Fund Shares Redeemed	230
Payable for Securities Purchased	60,000
Accrued Expenses	23,772

Total Liabilities	$139,364

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,432,343 shares outstanding)	$21,018,595
Net Asset Value and Redemption Price Per Class A Share ($21,018,595 / 2,432,343 shares)	$8.64
Offering Price Per Share ($8.64/0.9475)	$9.12

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,209,680 shares outstanding)	$18,534,730
Net Asset Value and Offering Price Per Class B Share ($18,534,730 / 2,209,680 shares)	$8.39
Maximum Redemption Price Per Class B Share ($8.39 x 0.95)	$7.97

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 262,611 shares outstanding)	$2,204,166
Net Asset Value and Offering Price Per Class C Share ($2,204,166 / 262,611 shares)	$8.39
Maximum Redemption Price Per Class C Share ($8.39 x 0.99)	$8.31

Net Assets	$41,757,491

SOURCES OF NET ASSETS
amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$37,706,454
Accumulated Net Realized Loss on Investments	(97,631)
Net Unrealized Appreciation in Value of Investments	4,148,668

Net Assets	$41,757,491

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [86]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME
amount
Interest	$624
Dividends	137,911

Total Investment Income	138,535

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	229,088
Fund Accounting, Transfer Agency, & Administration Fees	80,277
12b-1 Fees (Class B = $133,124, Class C = $ 6,259) [NOTE 3]	139,383
Custodian Fees	5,432
Auditing Fees	24,349
Registration Expense	26,912
Legal Expense	6,670
Insurance Expense	3,142
Printing Expense	5,256
Miscellaneous Expense	16,718

Total Expenses	537,227
Expenses Recouped by Advisor [NOTE 3]	7,465

Total Net Expenses	544,692

Net Investment Loss	(406,157)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(48,495)
Capital Gain Distributions from Other Investment Companies	660,566
Change in Unrealized Appreciation of Investments	2,672,238

Net Realized and Unrealized Gain on Investments	3,284,309

Increase in Net Assets Resulting from Operations	$2,878,152

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [87]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(406,157)	$(340,833)
Net Change in Unrealized Appreciation of Investments	2,672,238	5,970,876
Capital Gain Distributions from Other Investment Companies	660,566	—
Net Realized Loss on Investments	(48,495)	(129,881)

Increase in Net Assets (resulting from operations)	2,878,152	5,500,162

Distributions to Shareholders:
Net Capital Gains:
Class A	(277,547)	—
Class B	(252,147)	—
Class C	(29,882)	—

Total Distributions	(559,576)	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,527,385	4,418,101
Class B	3,308,859	5,701,431
Class C	2,192,050	—
Dividends Reinvested:
Class A	266,708	—
Class B	242,061	—
Class C	29,142	—
Cost of Shares Redeemed:
Class A	(1,955,855)	(1,316,051)
Class B	(2,334,628)	(1,830,172)
Class C	(134,242)	—

Increase in Net Assets (resulting from capital share transactions)	10,141,480	6,973,309

Total Increase in Net Assets	12,460,056	12,473,471

Net Assets:
Beginning of Year	29,297,435	16,823,964

End of Year	$41,757,491	$29,297,435

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,042,320	619,737
Class B	410,156	822,402
Class C	276,263	—
Shares Reinvested:
Class A	30,869	—
Class B	28,851	—
Class C	3,474	—
Shares Redeemed:
Class A	(240,017)	(193,580)
Class B	(293,684)	(262,101)
Class C	(17,126)	—

Net Increase in Number of Shares Outstanding	1,241,106	986,458

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [88]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.10	$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.71	1.84	(2.07)	(1.08)	(0.38)

Total from Investment Operations	0.66	1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	(0.12)	—	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.12)	—	—	(0.01)	—

Net Asset Value at End of Period	$8.64	$8.10	$6.33	$8.47	$9.61

Total Return (A) (B)	8.09%	27.96%	(25.26)%	(11.72)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$21,019	$12,948	$7,430	$4,675	$456

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.13%	1.17%	1.34%	1.68%	6.80	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.15%	1.15%	1.25%	1.25%	1.25	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.74)%	(1.17)%	(1.34)%	(1.61)%	(6.22	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.76)%	(1.15)%	(1.25)%	(1.18)%	(0.67	)%(C)

Portfolio Turnover	0.46%	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [89]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.92	$6.25	$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.12)	(0.11)	(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.71	1.78	(2.05)	(1.09)	(0.36)

Total from Investment Operations	0.59	1.67	(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	(0.12)	—	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.12)	—	—	(0.01)	—

Net Asset Value at End of Period	$8.39	$7.92	$6.25	$8.42	$9.61

Total Return (A) (B)	7.39%	26.72%	(25.77)%	(12.24)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$18,535	$16,350	$9,394	$7,042	$904

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.88%	1.92%	2.10%	2.27%	7.55	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.90%	1.90%	2.00%	2.00%	2.00	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.49)%	(1.92)%	(2.10)%	(2.21)%	(6.97	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.51)%	(1.90)%	(2.00)%	(1.94)%	(1.42	)%(C)

Portfolio Turnover	0.46%	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [90]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.03

Income from Investment Operations:
Net Investment Loss	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.53

Total from Investment Operations	0.48

Less Distributions:
Dividends from Realized Gains	(0.12)
Dividends from Net Investment Income	—

Total Distributions	(0.12)

Net Asset Value at End of Period	$8.39

Total Return (A) (B)	5.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.88	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.90	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.49	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.51	)%(C)

Portfolio Turnover	0.46%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [91]

LETTER FROM THE MANAGER

December 31, 2004

CONSERVATIVE GROWTH FUND

The Timothy Plan Conservative Growth Fund is an asset allocation fund that only invests in our underlying traditional funds on a prescribed basis. The comments of our various sub-advisors in the preceding section of this report for their analysis of our 2004 investment results and their estimate of the climate for 2005 are therefore applicable to the Conservative Growth Fund as well.

Although we manage this fund internally, our investment decisions are limited to keeping our allocation model in balance. For example, in 2004, we strived to keep the assets in this fund invested in a manner that maintained the following allocation as closely as possible: 30% in our Fixed Income Fund; 30% in our Large/Mid Cap Value Fund; 20% in our Small Cap Value Fund; and 20% in our Large/Mid Cap Growth Fund.

We believe our two asset allocation funds offered our investors two distinct advantages:

1. We monitor the allocation percentages on a continuous basis in order to keep them at or near their prescribed levels, and

2. Since we are a mutual fund, we were able to direct the new investment dollars we received in such a manner that we maintained the prescribed percentages. By doing so we were able to overcome the necessity of selling what went up to buy more of what went down to keep their allocation in place. Our activities in 2004 consequently avoided generating excessive unwelcome capital gains in taxable accounts.

We will continue to follow this approach in 2005.

Arthur D. Ally

President, The Timothy Plan

Letter From The Manager [92]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE:

Industries (% of Net Assets)

Mid & Large Cap Value	29.95%
Fixed Income	29.77%
Mid & Large Cap Growth	19.96%
Small Cap Value	18.12%
Cash & Equivalents	2.20%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [93]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,033.70	$5.88
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.36	5.84

Actual - Class B	$1,000.00	$1,031.40	$9.70
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.58	9.63

Actual - Class C	$1,000.00	$1,030.30	$9.70
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.58	9.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.37% for Class A, 3.14% for Class B, and 3.03% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [94]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

MUTUAL FUNDS - 97.80%

number of shares		market value
1,117,741	Timothy Fixed Income Fund, Class A	$11,535,092
1,155,874	Timothy Large/Mid-Cap Growth Fund, Class A*	7,732,798
915,241	Timothy Large/Mid-Cap Value Fund, Class A*	11,605,261
450,510	Timothy Small Cap Value Fund, Class A	7,023,450

	Total Mutual Funds (cost $34,401,198)	37,896,601

SHORT-TERM INVESTMENTS - 0.37%

number of shares		market value
140,962	First American Treasury Obligations Fund, Class A (cost $140,962)	140,962

	TOTAL INVESTMENTS - 98.17% (identified cost $34,542,160)	38,037,563
	OTHER ASSETS AND LIABILITIES, NET - 1.83%	711,055

	NET ASSETS - 100.00%	$38,748,618

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [95]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

amount
Investments in Securities at Value (identified cost $34,542,160) [NOTE 1]	$38,037,563
Receivables:
Dividends	834,909
Interest	61
Fund Shares Sold	191,057
Fund Share Commissions Receivable from Advisor	47
Prepaid Expenses	10,237

Total Assets	$39,073,874

LIABILITIES

amount
Accrued Advisory Fees	$20,936
Accrued 12b-1 fees Class B	8,150
Accrued 12b-1 fees Class C	1,594
Payable for Fund Shares Redeemed	67,060
Distributions Payable	66,349
Payable for Securities Purchased	140,000
Accrued Expenses	21,167

Total Liabilities	$325,256

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,264,497 shares outstanding)	$23,241,312
Net Asset Value and Redemption price Per Class A Share ($23,241,312 / 2,264,497 shares)	$10.26
Offering Price Per Share ($10.26 / 0.9475)	$10.83

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,292,290 shares outstanding)	$12,869,699
Net Asset Value and Offering Price Per Class B Share ($12,869,699 / 1,292,290 shares)	$9.96
Maximum Redemption Price Per Share ($9.96 x 0.95)	$9.46

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 264,546 shares outstanding)	$2,637,607
Net Asset Value and Offering Price Per Class C Share ($2,637,607 / 264,546 shares)	$9.97
Maximum Redemption Price Per Share ($9.97 x 0.99)	$9.87

Net Assets	$38,748,618

SOURCES OF NET ASSETS

amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$35,272,692
Accumulated Net Realized Loss on Investments	(19,477)
Net Unrealized Appreciation in Value of Investments	3,495,403

Net Assets	$38,748,618

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [96]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME

amount
Interest	$758
Dividends	462,482

Total Investment Income	463,240

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	213,655
Fund Accounting, Transfer Agency, & Administration Fees	74,803
12b-1 Fees (Class B =$94,640, Class C =$7,034) [NOTE 3]	101,674
Custodian Fees	4,935
Auditing Fees	22,069
Insurance Expense	2,921
Legal Expense	6,224
Registration Expense	30,697
Printing Expense	4,868
Miscellaneous Expense	12,943

Total Expenses	474,789

Expenses Recouped by Advisor [NOTE 3]	4,890

Total Net Expenses	479,679

Net Investment Loss	(16,439)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Capital Gain Distributions from Other Investment Companies	615,658
Change in Unrealized Appreciation of Investments	1,516,378

Net Realized and Unrealized Gain on Investments	2,132,036

Increase in Net Assets Resulting from Operations	$2,115,597

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [97]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(16,439)	$(61,953)
Net Change in Unrealized Appreciation of Investments	1,516,378	3,966,514
Capital Gain Distributions From Other Investment Companies	615,658	91,213
Net Realized Gain on Investments	—	32,579

Increase in Net Assets (resulting from operations)	2,115,597	4,028,353

Distributions to shareholders:
Return of Capital
Class A	(72,996)	—
Class B	—	—
Class C	—	—
Capital Gains
Class A	(418,318)	(12,327)
Class B	(239,602)	(9,562)
Class C	(48,950)	—

Total Distributions	(779,866)	(21,889)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,749,338	6,862,856
Class B	1,925,154	4,356,123
Class C	2,587,613	—
Dividends Reinvested:
Class A	445,649	11,585
Class B	222,129	9,048
Class C	45,748	—
Dividends Redeemed:
Class A	(2,537,694)	(2,944,043)
Class B	(1,639,566)	(2,037,267)
Class C	(68,762)	—

Increase in Net Assets (resulting from capital share transactions)	9,729,609	6,258,302

Total Increase in Net Assets	11,065,340	10,264,766

Net Assets:
Beginning of Year	27,683,278	17,418,512

End of Year	$38,748,618	$27,683,278

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	875,709	771,505
Class B	197,733	508,353
Class C	267,276	—
Shares Reinvested
Class A	43,436	1,184
Class B	22,302	949
Class C	4,589	—
Shares Redeemed:
Class A	(255,787)	(338,974)
Class B	(169,495)	(241,339)
Class C	(7,319)	—

Net Increase in Number of Shares Outstanding	978,444	701,678

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [98]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.85	$8.20	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02	—	0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.61	1.66	(1.25)	(0.53)	(0.04)

Total from Investment Operations	0.63	1.66	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	(0.19)	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—	—	— *	— *	—
Distributions from paid-in-capital	(0.03)	—	—	—	—

Total Distributions	(0.22)	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$10.26	$9.85	$8.20	$9.43	$9.98

Total Return (A) (B)	6.41%	20.22%	(13.03)%	(5.41)%	(0.20)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$23,241	$15,765	$9,573	$5,787	$297

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.14%	1.18%	1.38%	1.74%	9.91	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.15%	1.15%	1.20%	1.20%	1.20	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.27%	0.02%	0.06%	(0.17)%	(7.41	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.26%	0.05%	0.24%	0.37%	1.30	%(C)

Portfolio Turnover	0.00%	2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [99]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.60	$8.06	$9.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.06)	(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.60	1.61	(1.24)	(0.60)	(0.04)

Total from Investment Operations	0.55	1.55	(1.27)	(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	(0.19)	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—	—	— *	— *	—

Total Distributions	(0.19)	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$9.96	$9.60	$8.06	$9.33	$9.96

Total Return (A) (B)	5.72%	19.20%	(13.64)%	(6.23)%	(0.40)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$12,870	$11,918	$7,846	$4,340	$481

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.89%	1.94%	2.13%	2.70%	10.66	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.90%	1.90%	1.95%	1.95%	1.95	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.48)%	(0.76)%	(0.67)%	(1.19)%	(8.16	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.49)%	(0.72)%	(0.49)%	(0.44)%	0.55	%(C)

Portfolio Turnover	0.00%	2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [100]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.69

Income from Investment Operations:
Net Investment Loss	(0.02)
Net Realized and Unrealized Gain on Investments	0.49

Total from Investment Operations	0.47

Less Distributions:
Dividends from Realized Gains	(0.19)
Dividends from Net Investment Income	—

Total Distributions	(0.19)

Net Asset Value at End of Period	$9.97

Total Return (A) (B)	4.84%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.89	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.90	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.48	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.49	)%(C)

Portfolio Turnover	0.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [101]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

Federal Home Loan Bank, 1.98%, 01/14/2005	13.51%
Federal Home Loan Bank, 3.57%, 02/04/2005	13.49%
Federal Home Loan Bank, 2.96%, 02/14/2005	13.48%
Federal Home Loan Bank, 2.53%, 02/18/2005	13.48%
Federal Home Loan Bank, 2.03%, 01/19/2005	12.16%
Federal Home Loan Bank, 2.43%, 03/15/2005	12.11%
Federal Home Loan Bank, 1.58%, 01/05/2005	8.11%
Federal Home Loan Bank, 2.07%, 01/21/2005	8.10%

94.44%

Industries (% of Net Assets)

Government	94.44%
Other Assets less Liabilities, Net	5.56%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [102]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual	$1,000.00	$1,005.80	$1.26
Hypothetical - (5% return before expenses)	1,000.00	1,023.75	1.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.58% for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [103]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

SHORT TERM INVESTMENTS - 100.05%

par value/ shares		market value
	Government Agencies - 94.44%
$300,000	Federal Home Loan Bank, 1.58%, 01/05/2005	$299,935
500,000	Federal Home Loan Bank, 1.98%, 01/14/2005	499,621
450,000	Federal Home Loan Bank, 2.03%, 01/19/2005	449,525
300,000	Federal Home Loan Bank, 2.07%, 01/21/2005	299,643
500,000	Federal Home Loan Bank, 3.57%, 02/04/2005	498,944
500,000	Federal Home Loan Bank, 2.96%, 02/14/2005	498,637
500,000	Federal Home Loan Bank, 2.53%, 02/18/2005	498,464
450,000	Federal Home Loan Bank, 2.43%, 03/15/2005	447,855

	Total Government Agencies (amortized cost $3,492,624)	3,492,624

	Money Market Instruments - 5.61%
207,281	First American Treasury Obligation Fund Class A, 0.30%, (A)	207,281

	Total Money Market Instruments (cost $207,281)	207,281

	TOTAL INVESTMENTS - 100.05% (amortized cost $3,699,905)	3,699,905

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.05%)	(1,687)

	NET ASSETS - 100.00%	$3,698,218

(A)	Variable rate security; the rate shown represents the rate at December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [104]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $3,699,905) [NOTE 1]	$3,699,905
Receivables:
Interest	238
Fund Shares Sold	4,851
From Investment Advisor	5,606
Prepaid Expenses	649

Total Assets	$3,711,249

LIABILITIES
amount
Payable for Fund Shares Redeemed	$8,931
Distribution Payable	1,460
Accrued Expenses	2,640

Total Liabilities	$13,031

NET ASSETS
amount
Net Assets	$3,698,218

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	3,696,711
Net Asset Value, Offering and Redemption Price Per Share ($3,698,218 / 3,696,711 shares)	$1.00

SOURCES OF NET ASSETS
amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$3,696,786
Undistributed Net Investment Income	1,629
Accumulated Net Realized Loss on Investments	(197)

Net Assets	$3,698,218

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [105]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME
amount
Interest	$44,530

Total Investment Income	44,530

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	21,033
Fund Accounting, Transfer Agency, & Administration Fees	7,846
Auditing Fees	2,877
Insurance Fees	300
Legal Fees	652
Registration Fees	5,458
Custodian Fees	2,702
Printing Fees	1,062

Total Expenses	41,930

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(33,178)

Total Net Expenses	8,752

Net Investment Income	35,778

Increase in Net Assets Resulting from Operations	$35,778

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [106]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Income	$35,778	$20,709
Net Realized Losses on Investments	—	(197)

Increase in Net Assets (resulting from operations)	35,778	20,512

Distributions to Shareholders:
From Net Investment Income	(34,361)	(20,720)

Capital Share Transactions:
Proceeds from Shares Sold	3,265,872	3,118,604
Dividends Reinvested	29,317	19,635
Cost of Shares Redeemed	(3,152,395)	(3,128,052)

Increase in Net Assets (resulting from capital share transactions)	142,794	10,187

Total Increase in Net Assets	144,211	9,979

Net Assets:
Beginning of Year	3,554,007	3,544,028

End of Year (including undistributed net investment income of $1,629 and $213, respectively)	$3,698,218	$3,554,007

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	3,265,872	3,118,604
Shares Reinvested	29,317	19,635
Shares Redeemed	(3,152,395)	(3,128,052)

Net Increase in Number of Shares Outstanding	142,794	10,187

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [107]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

MONEY MARKET FUND

	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01	0.01	0.01	0.03	0.05

Total from Investment Operations	0.01	0.01	0.01	0.03	0.05

Less Distributions:
Dividends from Realized Gains	—	—	—	—	—
Dividends from Net Investment Income	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)

Total Distributions	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)

Net Asset Value at End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.97%	0.59%	0.80%	3.34%	5.34%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$3,698	$3,554	$3,544	$2,774	$1,403

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.20%	1.40%	1.85%	2.33%	4.53%
After Reimbursement and Waiver of Expenses by Advisor	0.25%	0.48%	0.85%	0.73%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.07%	(0.36)%	(0.22)%	1.45%	1.58%
After Reimbursement and Waiver of Expenses by Advisor	1.02%	0.56%	0.78%	3.05%	5.25%

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [108]

LETTER FROM THE MANAGER

December 31, 2004

PATRIOT FUND

The Patriot Fund continues its young quest to invest in companies which benefit America. From inception in July 2004 through December 31, 2004, The Timothy Patriot Fund returned 5.30% versus 16.20% for the Russell 2000 and 8.50% for the S&P 500. The Fund trailed the indices because of the quality and valuation standards maintained by Awad; if we had relaxed these constraints we might have done better but this would not have been the right long-term decision. Awad’s focus is on risk-adjusted returns.

The Fund was purposely invested slowly and carefully in its first months of inception due to political and economic uncertainties. This helped until mid-October and then hurt from mid-October through year-end as the markets rallied. The stocks that had a positive effect on returns were: Unova, Brinks, Moneygram, K-V Pharmaceutical and Stage Stores. The stocks that had a negative effect on returns were: Commscope, Startek, Federal Signal, Axcelis and MCG Capital.

All is well that ends well! After a frustrating start, 2004 ended with a sprint, creating the probability that 2005 will get off to a good start. The markets are being supported by economic growth, profit growth, takeovers and tolerable levels of inflation and interest rates.

Conversely, some resistance is being applied by volatile energy prices, dollar instability, geopolitical tension and slight cyclical upticks in interest rates. Balancing out these facts leaves investors with a “glass-is-half-full” mindset, leading to a reasonable upward bias for equity prices as we close out 2004 and begin 2005. The momentum of growth in profits is likely to lead to continued gains in prices in early 2005. Lurking in the background, though, are the structural issues regarding the trade deficit, the federal deficit and the demographic issues surrounding Social Security and Medicare. Any remedy to these issues require a combination of tax increases and spending cuts, both of which are concretionary to the economy.

The financial markets will be watching closely to see if the Administration is willing to take credible action to address these issues and the report card will be the dollar. If the Administration acts credibly, we could have a multi-year bull market. If the Administration does not act credibly, financial assets will react with skepticism. We will be reporting to you on these issues during 2005.

Meanwhile, we believe reasonably priced equities with good growth prospects should provide good absolute and relative returns in 2005, just as they have for the past several years. In our view, investors will continue to gravitate towards securities which show earnings growth and are selling at reasonable valuations – characteristics which have been more often found in the small cap arena in recent years. Examples of new positions we have established which we believe meet these criteria are URS Corp. (design engineering), Dendrite International (cost saving software for the pharmaceutical industry and Lennox (heating and air conditioning systems). All are solid growing companies selling at attractive valuations and not well followed by Wall Street.

When investors hold strategically attractive companies, sometimes they are rewarded by having the companies taken over, as happened with Awad’s holdings in Barra, Allstream, Inversek and Sola during 2004. This is a distinctive plus for those who invest intelligently in the undervalued equities.

Awad Asset Management finished 2004 with record assets under management. We will return your confidence with greater than ever effort. We look forward to doing well for the Timothy Patriot Fund in 2005. The Fund has a noble mission which we intend to pursue with excellence.

James D. Awad

Chairman, Awad Asset Management

Letter From The Manager [109]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN PATRIOT FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

Sirva, Inc.	4.59%
Comstock Resources, Inc.	3.78%
CommScope, Inc.	3.73%
Aames Investment Corp.	3.58%
Adesa, Inc.	3.53%
MCG Capital Corp.	3.38%
Quanta Capital Holdings Ltd.	3.35%
Charles River Laboratories, Inc.	2.87%
Swift Energy Co.	2.78%
Axcelis Technologies	2.70%

34.29%

Industries (% of Net Assets)

Industrial	16.49%
Financial	13.88%
Consumer, Non-cyclical	13.12%
Energy	8.67%
Technology	7.54%
Consumer, Cyclical	6.99%
Communications	5.54%
Other Assets less Liabilities, Net	27.77%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [110]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2004

TIMOTHY PLAN PATRIOT FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual - Class A	$1,000.00	$1,053.00	$8.26
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.09	8.11

Actual - Class C	$1,000.00	$1,049.00	$12.10
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.32	11.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.30% for Class A and 4.90% for Class C for the six-month period of July 1, 2004, to December 31, 2004.

Timothy Plan Top Ten Holdings / Industries [111]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 72.21%

number of shares		market value
	AEROSPACE & DEFENSE - 1.73%
300	Lockheed Martin Corp.	$16,665

	AUTOMOBILE & TRUCK PARTS - 3.53%
1,600	Adesa, Inc.	33,952

	BANKS - 1.12%
350	Capital Crossing Banks*	10,742

	BUILDING - MOBILE HOME MANUFACTURED HOUSING - 1.47%
1,200	Champion Enterprises, Inc.*	14,184

	DIVERSIFIED HOLDINGS - 3.35%
3,500	Quanta Capital Holdings, Ltd.*	32,270

	DIVERSIFIED MANUFACTURING - 2.38%
1,300	Federal Signal Corp.	22,958

	FINANCIAL SERVICES - 2.41%
1,100	MoneyGram International, Inc.	23,254

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.63%
1,000	UNOVA, Inc.*	25,290

	INVESTMENT COMPANIES - 3.38%
1,900	MCG Capital Corp.	32,547

	MISCELLANEOUS CAPITAL GOODS - 0.85%
400	Lennox International, Inc.	8,140

	OIL & GAS OPERATIONS - 8.67%
1,650	Comstock Resources, Inc.*	36,382
1,000	Energy Partners, Ltd.*	20,270
925	Swift Energy Co.*	26,770

		83,422

	PHARMACEUTICAL PREPARATIONS - 2.18%
950	K-V Pharmaceutical Co. - Class A*	20,948

	PUBLISHING - 3.84%
900	Interactive Data Corp.*	19,566
500	John Wiley & Sons, Inc. - Class A	17,420

		36,986

	REAL ESTATE - OPERATIONS - 5.54%
3,250	Aames Investment Corp.	34,482
200	Saxon Capital, Inc.	4,798
1,000	Sunterra Corp.*	14,040

		53,320

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [112]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2004

COMMON STOCKS - 72.21% (cont.)

number of shares		market value
	RETAIL - FAMILY CLOTHING STORES - 0.86%
200	Stage Stores, Inc.*	$8,304

	RETAIL - RESTAURANTS - 1.30%
300	CBRL Group, Inc.	12,555

	SERVICES - BUSINESS SERVICES - 5.38%
600	Charles River Laboratories, Inc.*	27,606
850	Startek, Inc.	24,183

		51,789

	SERVICES - DIVERSIFIED/COMMERCIAL - 1.64%
400	The Brink’s Co.	15,808

	SERVICES - ENGINEERING - 2.67%
800	URS Corp.*	25,680

	SOFTWARE & PROGRAMMING - 2.42%
1,200	Dendrite International, Inc.*	23,280

	SPECIAL INDUSTRY MACHINERY - 2.70%
3,200	Axcelis Technologies, Inc.*	26,016

	STATE COMMERCIAL BANKS - 1.95%
650	North Fork Bancorp, Inc.	18,752

	TECHNOLOGY DISTRIBUTION - 1.89%
400	Tech Data Corp.*	18,160

	TELECOMMUNICATIONS EQUIPMENT - 3.73%
1,900	CommScope, Inc.*	35,910

	TRANSPORTATION - TRUCKING - 4.59%
2,300	Sirva, Inc.*	44,206

	Total Common Stocks (cost $633,486)	695,138

SHORT-TERM INVESTMENTS - 3.74%

number of shares		market value
36,000	First American Treasury Obligations Fund Class A	36,000

	Total Short-Term Investments (cost $36,000)	36,000

	TOTAL INVESTMENTS - 75.95% (identified cost $669,486)	731,138

	OTHER ASSETS AND LIABILITIES, NET - 24.05%	231,477

	NET ASSETS - 100.00%	$962,615

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [113]

PATRIOT FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS
amount
Investments in Securities at Value (identified cost $669,486) [NOTE 1]	$731,138
Cash	216,239
Receivables:
Interest	8
Dividends	853
Fund Shares Sold	16,470
Due from Advisor	1,008
Fund Share Commissions Receivable from Advisor	412

Total Assets	$966,128

LIABILITIES
amount
Accrued 12b-1 Fee Class A	$138
Accrued 12b-1 Fee Class C	231
Payable for Fund Shares Redeemed	2,127
Accrued Expenses	1,017

Total Liabilities	$3,513

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 64,845 shares outstanding)	$682,988
Net Asset Value and Redemption Price Per Class A Share ($682,988 / 64,845 shares)	$10.53
Offering Price Per Share ($10.53 / 0.9475)	$11.11

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 26,653 shares outstanding)	$279,627
Net Asset Value and Offering Price Per Class C Share ($279,627 / 26,653 shares)	$10.49
Maximum Redemption Price Per Class C Share ($10.49 x 0.99)	$10.39

Net Assets	$962,615

SOURCES OF NET ASSETS
amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$902,821
Accumulated Net Realized Loss on Investments	(1,858)
Net Unrealized Appreciation in Value of Investments	61,652

Net Assets	$962,615

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [114]

PATRIOT FUND

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2004 (A)

INVESTMENT INCOME
amount
Interest	$857
Dividends	2,067

Total Investment Income	2,924

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	2,796
Fund Accounting, Transfer Agency, & Administration Fees	849
12b-1 Fees (Class A = $616, Class C = $619) [NOTE 3]	1,235
Service Fees (Class C) [NOTE 3]	207
Custodian Fees	1,656
Audit Fees	174
Registration Fees	9,002
Printing Expense	38
Legal Expense	62
Miscellaneous Expense	1,116

Total Expenses	17,135

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(11,253)

Total Net Expenses	5,882

Net Investment Loss	(2,958)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(1,858)
Change in Unrealized Appreciation of Investments	61,652

Net Realized and Unrealized Gain on Investments	59,794

Increase in Net Assets Resulting from Operations	$56,836

(A)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [115]

PATRIOT FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 12/31/04 (A)
Operations:
Net Investment Loss	$(2,958)
Net Realized Loss on Investments	(1,858)
Net Change in Unrealized Appreciation of Investments	61,652

Increase in Net Assets (resulting from operations)	56,836

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	652,989
Class C	264,536
Cost of Shares Redeemed:
Class A	(8,343)
Class C	(3,403)

Increase in Net Assets (resulting from capital share transactions)	905,779

Total Increase in Net Assets	962,615

Net Assets:
Beginning of Period	—

End of Period	$962,615

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	65,661
Class C	26,991
Shares Redeemed:
Class A	(816)
Class C	(338)

Net Increase in Number of Shares Outstanding	91,498

(A)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [116]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS A SHARES

	period ended 12/31/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)
Net Realized and Unrealized Gain on Investments	0.56

Total from Investment Operations	0.53

Net Asset Value at End of Period	$10.53

Total Return (A) (D)	5.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	5.00	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(4.11	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.71	)%(C)

Portfolio Turnover	20.76%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [117]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS C SHARES

	period ended 12/31/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)
Net Realized and Unrealized Gain on Investments	0.54

Total from Investment Operations	0.49

Net Asset Value at End of Period	$10.49

Total Return (A) (D)	4.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$280

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	5.75	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(4.86	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.46	)%(C)

Portfolio Turnover	20.76%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [118]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financials include the following nine series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing at least 80% in U.S. small-cap stocks.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in US common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Patriot Fund’s investment objective is long-term capital growth. The Fund seeks to achieve its objective by primarily investing in common stocks. The Fund will invest in the common stock of companies who seek out and invest in products and services representing the core strengths of America’s economy.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

Timothy Plan Notes to Financial Statements [119]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund and The Timothy Plan Large/Mid-Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Federal Income Taxes

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Timothy Plan Notes to Financial Statements [120]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2004:

funds	purchases	sales
Small-Cap Value Fund	$38,002,719	$32,233,041
Large/Mid-Cap Value Fund	$23,140,043	$10,968,230
Fixed Income Fund	$14,057,661	$8,198,418
Aggressive Growth Fund	$20,496,822	$14,764,099
Large/Mid-Cap Growth Fund	$30,377,423	$18,362,349
Strategic Growth Fund	$9,295,000	$160,000
Conservative Growth Fund	$9,035,000	$—
Patriot Fund	$696,326	$60,982

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) effective February 27, 2004. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small-Cap Value, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value Funds, and Timothy Plan Patriot Fund; 0.60% of the average daily net assets of the Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. Effective May 16, 2003, TPL voluntarily undertook to waive its advisory fee for the Timothy Plan Money Market Fund. The voluntary undertaking may be modified or terminated at any time. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.25% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	Class A	Class B	Class C
Small-Cap Value Fund	N/A	N/A	N/A
Large/Mid-Cap Value Fund	N/A	N/A	N/A
Fixed Income Fund	1.35%	2.10%	2.10%
Aggressive Growth Fund	1.60%	2.35%	2.35%
Large/Mid-Cap Growth Fund	1.60%	2.35%	2.35%
Strategic Growth Fund	1.15%	1.90%	1.90%
Conservative Growth Fund	1.15%	1.90%	1.90%
Patriot Fund	1.60%	N/A	2.35%

Timothy Plan Notes to Financial Statements [121]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

For the year ended December 31, 2004, TPL waived and reimbursed (recouped) the Funds as follows:

funds	waivers and reimbursements (recoupments)
Small-Cap Value Fund	$—
Large/Mid-Cap Value Fund	$—
Fixed Income Fund	$(9,735)
Aggressive Growth Fund	$8,098
Large/Mid-Cap Growth Fund	$(17,009)
Strategic Growth Fund	$(7,465)
Conservative Growth Fund	$(4,890)
Money Market Fund	$33,178
Patriot Fund	$11,253

For the Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Money Market Fund, Timothy Plan Patriot Fund and Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable limitations.

At December 31, 2004, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

funds
Fixed Income Fund	$53,458
Aggressive Growth Fund	$75,724
Large/Mid-Cap Growth Fund	$31,578
Strategic Growth Fund	$17,990
Conservative Growth Fund	$33,359
Money Market Fund	$100,258
Patriot Fund	$11,253

At December 31, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

funds	12/31/05	12/31/06	12/31/07
Fixed Income Fund	$39,234	$14,224	$—
Aggressive Growth Fund	$49,212	$18,414	$8,098
Large/Mid-Cap Growth Fund	$26,641	$4,937	$—
Strategic Growth Fund	$13,709	$4,281	$—
Conservative Growth Fund	$26,278	$7,081	$—
Money Market Fund	$33,176	$33,904	$33,178
Patriot Fund	$—	$—	$11,253

Timothy Plan Notes to Financial Statements [122]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Patriot have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2004, the Funds paid TPL under the terms of the Plan as follows.

funds	distribution costs	service fees
Small-Cap Value Fund	$242,148	$48,717
Large/Mid-Cap Value Fund	$133,703	$14,829
Fixed Income Fund	$81,585	$10,624
Aggressive Growth Fund	$45,559	$4,152
Large/Mid-Cap Growth Fund	$94,761	$7,424
Strategic Growth Fund	$139,383	$—
Conservative Growth Fund	$101,674	$—
Patriot Fund	$1,235	$207

Note 4 - Unrealized Appreciation (Depreciation)

At December 31, 2004, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value Fund	$52,448,177	$13,523,169	$(690,310)	$12,832,859
Large/Mid-Cap Value Fund	$39,333,502	$10,712,730	$(64,470)	$10,648,260
Fixed Income Fund	$26,999,237	$674,127	$(103,173)	$570,954
Aggressive Growth Fund	$15,333,376	$3,503,732	$(108,704)	$3,395,028
Large/Mid-Cap Growth Fund	$35,640,139	$5,270,935	$(404,083)	$4,866,852
Strategic Growth Fund	$37,012,904	$4,860,871	$(811,431)	$4,049,440
Conservative Growth Fund	$34,561,637	$3,475,926	$—	$3,475,926
Money Market Fund	$3,699,905	N/A	N/A	N/A
Patriot Fund	$669,486	$63,393	$(1,741)	$61,652

Timothy Plan Notes to Financial Statements [123]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2004 and 2003 were as follows:

	Aggressive Growth Fund	Large/Mid-Cap Growth Fund	Conservative Growth Fund	Fixed Income Fund
2004
Ordinary Income	$—	$—	$—	$801,762
Long-term Capital Gains	—	—	706,870	—
Return of Capital	—	—	72,996	—

	$—	$—	$779,866	$801,762

2003
Ordinary Income	$—	$—	$—	$661,331
Long-term Capital Gains	—	—	21,889	231,862

	$—	$—	$21,889	$893,193

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	—	—	—	—
Capital Loss Carryforward	(898,695)	(2,827,787)	—	(46,589)
Unrealized Appreciation	3,395,028	4,866,852	3,475,926	570,954

	$2,496,333	$2,039,065	$3,475,926	$524,365

Timothy Plan Notes to Financial Statements [124]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2004 and 2003 were as follows:

	Small-Cap Value Fund	Large/Mid-Cap Value Fund	Strategic Growth Fund	Money Market Fund	Patriot Fund
2004
Ordinary Income	$1,104,804	$—	$—	$34,361	$—
Long-term Capital Gains	5,291,799	—	559,576	—	—

	$6,396,603	$—	$559,576	$34,361	$—

2003
Ordinary Income	$—	$—	$—	$20,720	$—
Long-term Capital Gains	—	—	—	—	—

	$—	$—	$—	$20,720	$—

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	$15,371	$—	$—	$1,629	$—
Undistributed Long-term Capital Gains	—	—	1,597	—	—
Capital Loss Carryforward	—	(2,632,664)	—	(197)	(1,858)
Unrealized Appreciation	12,832,859	10,648,260	4,049,440	—	61,652

	$12,848,230	$8,015,596	$4,051,037	$1,432	$59,794

*	For U.S. federal income tax purposes, net realized capital losses from investments incurred after October 31, 2004, within the prior fiscal year are deemed to arise on the first day of the current fiscal year.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

	ordinary income	realized gain/(loss)	paid-in-capital
Small-Cap Value Fund	$316,368	$(316,368)	$—
Large/Mid-Cap Value Fund	$92,070	$—	$(92,070)
Fixed Income Fund	$7,576	$—	$(7,576)
Aggressive Growth Fund	$209,707	$—	$(209,707)
Large/Mid-Cap Growth Fund	$342,542	$—	$(342,542)
Strategic Growth Fund	$406,157	$—	$(406,157)
Conservative Growth Fund	$16,439	$—	$(16,439)
Money Market Fund	$—	$—	$—
Patriot Fund	$2,958	$—	$(2,958)

Timothy Plan Notes to Financial Statements [125]

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Capital Loss Carryforwards

	loss carryforward	year expiring
Large/Mid-Cap Value Fund	$141,935 82,427 2,058,444 349,858	2009 2010 2011 2012
Fixed Income Fund	$46,589	2012
Aggressive Growth Fund	$861,710 36,985	2010 2012
Large/Mid-Cap Growth Fund	$2,135,703 692,084	2010 2011
Money Market Fund	$197	2012
Patriot Fund	$1,858	2012

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 7 – N-Q Disclosure & Proxy Procedures (unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [126]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TIMOTHY PLAN FAMILY OF FUNDS

To the Shareholders and Board of Trustees

The Timothy Plan

Winter Park, Florida

We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund, The Timothy Strategic Growth Fund and The Timothy Plan Patriot Fund), including the schedules of investments as of December 31, 2004, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2004, the results of its operations, changes in its net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

February 18, 2005

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David J. Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco Mutual Fund Services, Inc.

83 General Warren Boulevard, Suite 200

Malvern, PA 19355

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker

1818 Market Street, Suite 2400

Philadelphia, PA 19103

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $79,500. and $73,000, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $24,000. and $22,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2005

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 3/7/2005

*	Print the name and title of each signing officer under his or her signature.